Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SOUTHCOAST FINANCIAL CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		6,148,153
Entity Public Float			$ 10,940,488
Amendment Flag	false
Entity Central Index Key	0001083689
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 21,984,000	$ 18,037,000
Available for sale	44,849,000	48,958,000
Federal Home Loan Bank stock, at cost	3,518,000	3,487,000
Loans held for sale	1,789,000	995,000
Loans, net of allowance of $8,159 and $10,691	319,310,000	309,048,000
Property and equipment, net	21,653,000	21,977,000
Other real estate owned, net	9,619,000	9,322,000
Company owned life insurance	12,309,000	11,922,000
Other assets	3,190,000	3,776,000
Total assets	438,221,000	427,522,000
Liabilities
Noninterest bearing	38,797,000	34,120,000
Interest bearing	280,835,000	282,027,000
Total deposits	319,632,000	316,147,000
Federal funds purchased	4,570,000	3,588,000
Securities sold under agreements to repurchase	1,379,000	3,262,000
Advances from Federal Home Loan Bank	64,000,000	60,000,000
Junior subordinated debentures	10,310,000	10,310,000
Other liabilities	4,066,000	3,403,000
Total liabilities	403,957,000	396,710,000
Shareholders’ equity
Common stock, no par value, 20,000,000 shares authorized, 6,143,927 and 6,102,568 shares issued in 2012 and 2011 respectively	54,437,000	54,382,000
Accumulated deficit	(19,002,000)	(22,520,000)
Accumulated other comprehensive loss	(1,171,000)	(1,050,000)
Total shareholders’ equity	34,264,000	30,812,000
Total liabilities and shareholders’ equity	$ 438,221,000	$ 427,522,000

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans, allowance (in Dollars)	$ 8,159	$ 10,691
Common stock, shares authorized (in Shares)	20,000,000	20,000,000
Common stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0	$ 0
Common stock, shares issued (in Shares)	6,143,927	6,102,568

Consolidated Statements of Operations (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income
Loans and fees on loans	$ 16,947,000	$ 17,017,000
Investment securities	1,260,000	1,854,000
Cash and federal funds sold	29,000	34,000
Total interest income	18,236,000	18,905,000
Interest expense
Deposits	2,604,000	4,249,000
Other borrowings	2,054,000	2,215,000
Junior subordinated debentures	202,000	183,000
Total interest expense	4,860,000	6,647,000
Net interest income	13,376,000	12,258,000
Provision for loan losses	880,000	10,023,000
Net interest income after provision for loan losses	12,496,000	2,235,000
Noninterest income
Service fees on deposit accounts	1,585,000	1,435,000
Gain on sale of mortgage loans held for sale	331,000	97,000
Gain on sale of investment securities	626,000	853,000
Company owned life insurance earnings	387,000	402,000
Other-than-temporary impairment on available for sale securities		(176,000)
Other	348,000	187,000
Total noninterest income	3,277,000	2,798,000
Noninterest expenses
Salaries and employee benefits	6,487,000	6,668,000
Occupancy	1,405,000	1,314,000
Furniture and equipment	1,499,000	1,554,000
Advertising and public relations	114,000	109,000
Professional fees	869,000	942,000
Travel and entertainment	244,000	197,000
Telephone, postage and supplies	331,000	347,000
Insurance	803,000	838,000
Gain on sale of other real estate owned	(1,240,000)	(519,000)
Impairment recognized on property and equipment	303,000	485,000
Other real estate owned impairment and other expenses, net of rental income	499,000	3,715,000
Other operating expenses	1,107,000	1,287,000
Total noninterest expenses	12,118,000	16,937,000
Income (loss) before income taxes	3,655,000	(11,904,000)
Income tax expense	137,000	4,576,000
Net income (loss)	$ 3,518,000	$ (16,480,000)
Basic net income (loss) per common share (in Dollars per share)	$ 0.57	$ (2.71)
Weighted average number of common shares outstanding
Basic (in Shares)	6,125,535	6,080,066

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 3,518	$ (16,480)
Unrealized gains/losses on securities:
Unrealized holding gains arising during the period	505	3,025
Reclassification adjustment for gains included in net income, net of other-than-temporary impairment charges	(626)	(853)
Tax effect		(782)
Total other comprehensive income (loss)	(121)	1,390
Comprehensive income (loss)	$ 3,397	$ (15,090)

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, January 1, 2011 at Dec. 31, 2010	$ 54,258	$ (6,040)	$ (2,440)	$ 45,778
Balance, January 1, 2011 (in Shares) at Dec. 31, 2010	6,050,220
Net income loss		(16,480)		(16,480)
Unrealized gains on securities available for sale			1,936	1,936
Less reclassification adjustment for gains included in net income			(546)	(546)
Comprehensive income loss				(15,090)
Employee stock purchase plan	124			124
Employee stock purchase plan (in Shares)	52,348			52,348
Balance, December 31 at Dec. 31, 2011	54,382	(22,520)	(1,050)	30,812
Balance, December 31 (in Shares) at Dec. 31, 2011	6,102,568
Net income loss		3,518		3,518
Unrealized gains on securities available for sale			505	505
Less reclassification adjustment for gains included in net income			(626)	(626)
Comprehensive income loss				3,397
Employee stock purchase plan	55			55
Employee stock purchase plan (in Shares)	41,359			41,359
Balance, December 31 at Dec. 31, 2012	$ 54,437	$ (19,002)	$ (1,171)	$ 34,264
Balance, December 31 (in Shares) at Dec. 31, 2012	6,143,927

Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2011
Unrealized gains on securities available for sale, tax effect (in Dollars)	$ (1,089,000)
Less reclassification adjustment for gains included in net income, tax effect (in Dollars)	$ 307,000

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income (loss)	$ 3,518,000	$ (16,480,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Decrease in deferred income taxes net of valuation allowance		4,570,000
Provision for loan losses	880,000	10,023,000
Provision for impairment on other real estate owned	303,000	3,249,000
Depreciation	864,000	948,000
Impairment recognized on property and equipment	303,000	485,000
Discount accretion and premium amortization	375,000	332,000
Origination of mortgage loans held for sale	(18,774,000)	(6,483,000)
Proceeds from sales of mortgage loans held for sale	18,312,000	6,002,000
Gain on sale of mortgage loans held for sale	(331,000)	(97,000)
Gain on sale of investment securities	(626,000)	(853,000)
Other-than-temporary impairment on available for sale securities		176,000
(Gain) loss on sale of property and equipment	(192,000)	26,000
Gain on sale of other real estate owned	(1,240,000)	(519,000)
Change in deferred gain on sale of other real estate owned	48,000	(144,000)
Change in deferred compensation	192,000	175,000
Increase in value of Company owned life insurance	(387,000)	(402,000)
Decrease in other assets	584,000	2,731,000
Increase (decrease) in other liabilities	423,000	(1,446,000)
Net cash provided by operating activities	3,949,000	2,293,000
Investing activities
Calls, maturities, and paydowns of available for sale securities	11,372,000	11,649,000
Proceeds from sales of available for sale securities	22,268,000	39,720,000
Purchases of available for sale securities	(29,400,000)	(25,753,000)
Sales (purchases) of Federal Home Loan Bank stock	(31,000)	619,000
Decrease (increase) in loans, net	(17,123,000)	2,032,000
Purchases of property and equipment	(1,615,000)	(994,000)
Capital expenditures on other real estate owned	(32,000)	(382,000)
Proceeds from sales of other real estate owned	6,654,000	3,230,000
Proceeds from sales of property and equipment	1,267,000	6,000
Net cash provided by (used for) investing activities	(6,640,000)	30,127,000
Financing activities
Net increase (decrease) in deposits	3,486,000	(28,456,000)
(Decrease) increase in other borrowings and repurchase agreements	3,098,000	(6,113,000)
Net proceeds from issuances of stock	54,000	125,000
Net cash provided by (used for) financing activities	6,638,000	(34,445,000)
Net increase (decrease) in cash and cash equivalents	3,947,000	(2,025,000)
Cash and cash equivalents, beginning of year	18,037,000	20,062,000
Cash and cash equivalents, end of year	21,984,000	18,037,000
Cash paid for
Interest	4,580,000	6,995,000
Income taxes	173,000
Supplemental noncash investing and financing activities:
Real estate acquired in settlement of loans	8,299,000	9,421,000
Change in unrealized losses on available for sale securities	121,000	2,377,000
Loans to finance sales of other real estate owned	$ 2,317,000	$ 3,588,000

Note 1 - Summary of Significant Accounting Policies and Activities	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ACTIVITIES

Southcoast Financial Corporation (the “Company”) is a South Carolina corporation organized in 1999 for the purpose of being a holding company for Southcoast Community Bank (the “Bank”).  During 2004, Southcoast Investments, Inc. was formed as a wholly-owned subsidiary of the Company, primarily for the purpose of holding properties of the Company and Bank.  The Company's primary purpose is that of owning the Bank.  The Company is regulated by the Federal Reserve Board.  The consolidated financial statements include the accounts of the Company and its subsidiaries.  All significant intercompany accounts and transactions have been eliminated in consolidation.  The Bank was incorporated in 1998 and operates as a South Carolina chartered bank providing full banking services to its customers.  The Bank is subject to regulation by the South Carolina State Board of Financial Institutions and the Federal Deposit Insurance Corporation.  During 2005, the Company formed Southcoast Capital Trust III for the purpose of issuing trust preferred securities.

Estimates - The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of income and expenses during the reporting periods.  Actual results could differ from those estimates.  The allowance for loan losses, other-than-temporary losses on investment securities, deferred tax assets, and fair values of financial instruments, including other real estate owned, are particularly subject to change.

Concentration of Credit Risk – Most of the Company’s business activity is with customers located in the South Carolina counties of Charleston, Berkeley, and Dorchester.  Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economy in these counties.

Risk characteristics present in the Company’s loan portfolio vary by portfolio segment but are largely influenced by current loan to value ratios for real estate secured loans.  During the last several years the Company has seen a decline in real estate values in its market area, adding risk to its loan portfolio.  As home prices in the Company’s market area have declined from the levels of five to seven years ago, loan to value ratios for Residential 1-4 Family and Multifamily loans have been affected.  These declines in market value are largely due to extra inventory on the market caused by the high volume of home foreclosures over the last several years.  These foreclosures have added additional unsold home inventory to the market and this extra inventory has discouraged new residential development and construction.  Therefore, loans collateralized by lots and raw land have also taken on additional risk during this period, as lots and raw land for construction are significantly diminished in value.  Loans secured by commercial real estate are at risk of deterioration during times of decreasing market rental rates and higher levels of unoccupied office space as has been the case in the Company’s market areas.  Commercial and industrial loans are made primarily for the purpose of financing equipment acquisition, expansion, working capital, and other general purposes.  Consumer loans are made for a variety of purposes, including but not limited to the financing of automobile, boat, and recreational vehicle purchases.  Risks inherent to commercial and industrial and consumer loans primarily relate to the overall state of the economy, especially in the Company’s market area. Elevated levels of unemployment and decreased consumer spending are economic risk factors which affect these types of loans.  Additionally, the potential deterioration of a borrower’s current financial condition is a risk characteristic present across the entire loan portfolio.  During the last several years of higher unemployment in the Company’s market area, the Company’s loan portfolio has experienced increased delinquencies and write-downs.

Cash and Cash Equivalents  - Cash and cash equivalents may consist of cash on hand and due from banks, federal funds sold and securities purchased under agreements to resell. Generally, federal funds are sold for a one-day period and securities purchased under agreements to resell mature in less than 90 days.

Investment Securities - The Company classifies investments in equity and debt securities into three categories:

Available-for-sale: These are securities which are not classified as either held to maturity or as trading securities. These securities are reported at fair value.  Unrealized gains and losses are reported, net of income taxes, as separate components of shareholders’ equity (accumulated other comprehensive income).  Gains or losses on dispositions of securities are based on the difference between the net proceeds and the adjusted carrying amount of the securities sold, using the specific identification method.  Premiums and discounts are amortized into interest income by a method that approximates a level yield.

Held-to-maturity: These are debt securities which the Company has the ability and intent to hold until maturity. These securities are stated at cost, adjusted for amortization of premiums and the accretion of discounts.  The Company has no held to maturity securities.

Trading: These are securities which are bought and held principally for the purpose of selling in the near future.  Trading securities are reported at fair market value, and related unrealized gains and losses are recognized in the income statement. The Company has no trading securities.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer.  Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings.  For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Loans Held-for-Sale - Loans held-for-sale consist of 1 - 4 family residential mortgage loans,  which are reported at the lower of cost or market value on an aggregate loan basis. Net unrealized losses, if any, are recognized through a valuation allowance.  Loans held for sale were reported at cost at December 31, 2012 and 2011, as there were no unrealized losses at either date.  Gains or losses realized on the sales of loans are recognized at the time of sale and are determined by the difference between the net sales proceeds and the carrying value of loans sold.

Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as free standing derivatives.  Fair values of these mortgage derivatives are estimated based on changes in mortgage interest rates from the date the interest on the loan is locked.  The Company enters into forward commitments for the future delivery of mortgage loans when interest rate locks are entered into, in order to hedge the change in interest rates resulting from its commitments to fund the loans.  Changes in the fair values of these derivatives are included in net gains on sales of loans.

Loans and Interest Income on Loans – Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the principal balance outstanding, net of purchase premiums and discounts, and an allowance for loan losses.  The allowance for loan losses is deducted from total loans on the balance sheet.  Interest income is recognized on an accrual basis over the term of the loan based on the principal amount outstanding.

All types of loans are generally placed on non-accrual status when principal or interest becomes contractually ninety days past due, or when payment in full is not anticipated, unless the estimated net realizable value of collateral is sufficient to assure the likelihood of collection of the principal balance and accrued interest.  When a loan of any type is placed on non-accrual status, interest accrued but not received is generally reversed against interest income.  If collectability is in doubt, cash receipts on all types of non-accrual loans are not recorded as interest income, but are instead used to reduce principal.  Loans of all types are not returned to accrual status unless there has been an improvement in the borrower’s financial condition, generally supported by at least six months of timely loan payments, and in the case of certain commercial loans, financial statements.  Past due status for all types of loans is based on the contractual terms of the loans.

Allowance for Loan Losses - The allowance for loan losses is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and are classified as impaired.  Loans modified in a troubled debt restructuring accrue interest if their terms are at market rate and if they are performing in accordance with their modified terms.  Loans modified in a troubled debt restructuring do not accrue interest if their terms are below market rate or if they are not performing in accordance with their modified terms.  For accruing impaired loans, cash receipts are typically applied to principal and interest receivable in accordance with the terms of the restructured loan agreement.  Interest income is recognized on these loans using the accrual method of accounting.

If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral.  Generally, the Company accounts for impaired loans based on the value of the loans’ underlying collateral if it is considered more likely than not that repossession of the collateral is the most likely form of collection of the outstanding balance.  For impaired loans deemed more likely than not to perform according to their contractual terms, the present value of expected cash flows is used to determine impairment.  Troubled debt restructurings performing in accordance with their terms are measured for impairment using the present value of expected cash flows.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

For impaired loans where the ultimate collectability of principal and interest is in doubt, wholly or partially, all cash receipts are to be applied to principal.  Once the reported principal balance has been reduced to zero, future cash receipts are to be applied to interest income to the extent that any interest has been foregone. Further cash receipts are to be recorded as recoveries to the Allowance for Loan Losses of any amounts previously charged off.

Generally, all types of impaired loans with balances of $250,000 or greater are evaluated for impairment on an individual basis.  To the extent impairment is calculated for a loan evaluated on an individual basis, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral.  All types of impaired loans with balances less than $250,000 are generally collectively evaluated for impairment, and accordingly, they are not identified for impairment disclosures.

In determining the required general reserves portion of the allowance for loan losses, management calculates the historical losses experienced by loan type.   Management also considers a one year loss history for each loan type and calculates a corresponding quarterly weighted average delinquency rate by loan type for the same one year period, with loans past due 30-59 days given single weight, loans past due 60-89 days given double weight, and loans past due 90 days or more given triple weight.  Current weighted delinquency rates for loans in the various pools are then calculated and indexed to the historical weighted average delinquency rates.  The total balance by general reserve loan type is then multiplied by the average historical losses as adjusted by the indexed historical past due rate and this amount is added to required general reserves.  Management utilizes the one year time horizon for historical losses and delinquencies in order to capture more recent information relevant to the current credit cycle.

Management provides additional general reserves by loan type for loans with grades of 6 and higher which are not individually evaluated for impairment by multiplying the total balances of loans by loan type graded 6 and higher by the average default probabilities by these loan grades for the years 2009 and 2010.  These amounts are then multiplied by the average loss severities by loan type for the years 2009 and 2010 and these amounts are added to required general reserves.  Management elected to use the two year period from 2009 to 2010 for these calculations because the heavier than historical credit losses incurred during the current credit cycle began during 2009.

Several environmental factors are also incorporated into the general reserves portion of the allowance for loan losses.  These include reserves for loans with loans to value higher than the Company’s policy guidelines, loans with variable or adjustable rates of interest, and general loan portfolio growth.

As of December 31, 2012 and 2011, the Company’s impaired loans totaled $11,727,000 and $22,332,000, respectively, as discussed in Note 4.

Federal Home Loan Bank (FHLB) Stock - The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Property and Equipment – Land is carried at cost.  Property, furniture and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Leases are amortized over their useful lives or the lease term whichever is shorter. Maintenance and repairs are charged to operations, while major improvements are capitalized.  Upon retirement, sale, or other disposition, the cost and accumulated depreciation are eliminated from the accounts, and gain or loss is included in income from operations.

Other Real Estate Owned – Other real estate owned includes real estate acquired through foreclosure or deed in lieu of foreclosure.  Other real estate owned is initially recorded at its estimated fair market value less estimated selling costs.  Any write-downs at the dates of acquisition are charged to the allowance for loan losses.  Expenses to maintain such assets, subsequent write-downs, and gains and losses on disposal are included in other expenses.

Loan Commitments and Related Financial Instruments - Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  Such financial instruments are recorded when they are funded.

Employee Benefit Plans - Employee 401(k) and profit sharing plan expense is the amount of matching contributions.  Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Company Owned Life Insurance – Company owned life insurance represents the cash value of policies on certain current and former officers of the Bank.  There were no policies surrendered during 2012.

Income Taxes - Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates.  A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Earnings Per Common Share -  Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period.

Earnings and dividends per share are restated for all stock splits and stock dividends through the date of issuance of the financial statements.  The Company issued stock dividends of 15% and 10% for the years ended December 31, 2012 and 2011, respectively.  These dividends were accounted for as stock splits, with all prior period share amounts retroactively restated.

Comprehensive Income - Comprehensive income consists of net income (loss) and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

Loss Contingencies - Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.  Management does not believe there are currently any such matters that would have a material effect on the financial statements.

Dividend Restrictions - Banking regulations require maintaining certain capital levels and may limit the dividends paid by the bank to the holding company or by the holding company to shareholders.  As long as there are preferred securities of the Southcoast Capital Trust III outstanding and the Company has elected to defer making interest payments with respect to the preferred securities as permitted by the terms of the preferred securities(which the Company has done beginning with the December 2011 payment), the Company may not declare or pay cash dividends on its common stock or redeem or repurchase any shares of its common stock, subject to certain minor exceptions, including stock dividends.

Fair Value of Financial Instruments - Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect these estimates.

Statement of Cash Flows - For purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet caption "Cash and Due From Banks".  Cash and cash equivalents have an original maturity of three months or less.

Reclassifications - Some items in the prior year financial statements were reclassified to conform to the current presentation.  Reclassifications had no effect on prior year net income or shareholders’ equity.

Recently Issued Accounting Pronouncements – There were no recently issued authoritative pronouncements that had a material impact on the Company’s accounting, reporting, or disclosures of financial information as of December 31, 2012.

Note 2 - Restrictions On Cash And Due From Banks	12 Months Ended
Dec. 31, 2012
Restricted Assets Disclosure [Text Block]
NOTE 2 - RESTRICTIONS ON CASH AND DUE FROM BANKS

The Bank is required to maintain average reserve balances, computed by applying prescribed percentages to its various types of deposits, either at the bank or on deposit with the Federal Reserve Bank.  At December 31, 2012 and 2011, the Bank met these requirements.  Reserve requirements totaled $3,684,000 and $4,293,000 at December 31, 2012 and 2011, respectively.

Note 3 - Investment Securities	12 Months Ended
Dec. 31, 2012
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 3 - INVESTMENT SECURITIES

The amortized cost and fair value of investment securities are as follows:

(Dollars in thousands)	December 31, 2012
	Amortized	Gross Unrealized			Estimated
	Cost	Gains	Losses		Fair Value
Available for sale
Mortgage backed
Government sponsored enterprises	$37,361	$590	$		$37,951
Municipal securities	5,061	358			5,419
Other	4,190	-		2,711	1,479

Total	$46,612	$948		$2,711	$44,849

	December 31, 2011
	Amortized	Gross Unrealized		Estimated
Available for sale	Cost	Gains	Losses	Fair Value
Mortgage backed
Government sponsored enterprises	$37,688	$544	$-	$38,232
Other	1,539	6	-	1,545
Municipal securities	7,190	415	-	7,605
Other	4,183	-	2,607	1,576
Total	$50,600	$965	$2,607	$48,958

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and December 31, 2011.

Available for Sale

(Amounts in thousands)	December 31, 2012
	Less than Twelve Months				Twelve Months or More		Total
	Fair Value		Unrealized Losses		Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Mortgage backed		$-		$-	$-	$-	$-	$-
Municipal securities		-		-	-	-	-	-
Other		-		-	1,479	2,711	1,479	2,711

Total	$		$		$1,479	$2,711	$1,479	$2,711

	December 31, 2011
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Mortgage backed	$-	$-	$-	$-	$-	$-
Municipal securities	-	-	-	-	-	-
Other	586	64	990	2,543	1,576	2,607

Total	$586	$64	$990	$2,543	$1,576	$2,607

Securities classified as available-for-sale are recorded at fair value. Unrealized losses on securities in a continuous loss position for twelve months or more totaled $2,711,000, which included four securities comprising 100% of total unrealized losses, and $2,543,000, which included two securities comprising 98% of total unrealized losses, at December 31, 2012 and December 31, 2011, respectively. The Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell these securities before recovery of their amortized cost.

The unrealized loss attributable to “Other” securities relates primarily to valuations on two individual pooled trust preferred securities.  The Company believes, based on industry analyst reports, credit ratings, and third party other-than-temporary loss impairment evaluations, that the deterioration in the value of these securities is attributable to a combination of the lack of liquidity in both of these securities and credit quality concerns for one of the two securities.  These securities are considered Level 3 securities in the fair value hierarchy as they both trade in less than liquid markets.

One of the Company’s pooled trust preferred securities with an amortized cost of approximately $1.8 million and fair value of approximately $876,000 is receiving contractual interest payments, while the other with an amortized cost of approximately $1.7 million and fair value of approximately $25,000 is receiving payment-in-kind interest in lieu of cash interest payments.  Due to the over-collateralized credit position of the security currently receiving interest payments, no other-than-temporary impairment was recognized on this security.  Payment-in-kind interest consists of capitalization of interest amounts due on a security.  In accordance with terms outlined in its offering circular, the security not currently paying interest has its deferred interest capitalized and added to the principal balance of the security.  Future interest payments are accrued on these larger principal balances.

Payment-in-kind interest was triggered on this security due to deferrals of interest payments by individual issuers within the pool of issuers.  Individual issuers are allowed to defer their interest payments for a period of up to five years.  The security is divided into several tranches, with the A tranche securities being the most senior in terms of payment priority and Income Notes being the least senior.  The Company owns notes in the C tranche of the security.  Each tranche must pass an overcollateralization test in order for note holders in subordinate tranches to receive their contractual interest payments.  The overcollateralization test is based on total performing collateral in the pool divided by total outstanding debt within the tranche.  The senior most pool failing its overcollateralization test will receive principal paydowns on its outstanding notes in addition to contractual interest payments in order to cure its failure.  These additional payments will be diverted from note holders in subordinate tranches who will instead receive payment-in-kind interest.  At December 31, 2012, there was $233,567,000 of performing collateral in the pool.  The table below summarizes balance and overcollateralization data for the individual tranches at December 31, 2012.

Tranche	Current Balance	Required Overcollateralization %	Current Overcollateralization %
A	$197,851	128.00%	121.06%
B	41,362	115.00%	100.13%
C	46,832	106.20%	83.74%
D	26,983	100.25%	76.52%
Income Notes	18,000	N/A	N/A

As shown above, all tranches currently fail their overcollateralization test.  According to the structured payment terms as established in the offering circular for this security, interest payments are currently being diverted from subordinate tranches to pay down total principal balances in the A tranche.  If and when these payments reduce the principal balance in the A tranche by enough to pass its overcollateralization requirement, the B tranche securities will begin to receive contractual interest payments, and additional payments will be diverted from subordinate tranches in order to meet its overcollateralization requirement.  This payment structure, known as a waterfall, is designed to continue until all tranches meet their overcollateralization requirement.  However, this outcome is dependent on the level of future interest deferrals and defaults by individual issuers.  Any shortfalls to contractual principal and interest payments due will be borne in reverse order of payment priority, with the most subordinate tranche having the largest loss and the senior most tranche having the smallest loss.  As a note holder in the C tranche of this structure, the Company’s principal and interest claims are subordinate to the principal and interest claims of note holders in the A and B tranches.  More specifically, the Company and other C note holders would stand to lose 100% of their principal and interest before note holders in the B tranche lost their first dollar, and B note holders would lose 100% of their investment before A note holders experienced any loss.

The Company engaged a firm specializing in security valuations to evaluate the security receiving payment-in-kind interest for other-than- temporary impairment (“OTTI”).  This firm uses the OTTI evaluation model to compare the present value of expected cash flows to the previous estimate to measure whether there are any adverse changes in cash flows during the quarter.  The OTTI model considers the structure and term of the trust preferred security and the financial condition of the underlying issuers.  Specifically, the model details interest rates, principal balances of note classes and issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes.  The allocation of payments to the note classes follows the payment priority hierarchy for the individual tranches.  The OTTI evaluation prepared as of December 31, 2012 predicts the Company will resume receipt of its contractual principal and interest payments during the year 2018, which is when the B tranche is projected to pass its overcollateralization test.  These projections are based on assumptions developed from current financial data for the underlying issuers and may change in subsequent periods based on future financial data which could alter the assumptions.

The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant information including announcements of interest payment deferrals or defaults of underlying trust preferred securities.  The OTTI evaluation model assumes no recoveries on defaults.  The result of the firm’s analysis indicated approximately $176,000 of credit loss as of March 31, 2011, which was recognized as an other-than-temporary loss in the first quarter of 2011 and reported in noninterest income.  No credit losses had been recognized on these securities prior to 2011, and there have been no changes to credit losses recognized in earnings for any subsequent periods.  Due to the credit loss recognized on this security, the Company has not accrued into interest income any of the payment-in-kind interest due on the security.  Consequently, the security’s payment-in-kind interest is not reflected in the book value of the security.  Total other-than-temporary impairment in accumulated other comprehensive income was $1,093,000 for the security (Security B in the table below) at December 31, 2012.

The following table provides certain relevant details on each of our pooled trust preferred securities as of December 31, 2012, including the book value, fair value, and unrealized losses on the securities, as well as certain information about the overall pools and the current status of their underlying issuers.  “Excess Subordination” is a measure of the excess performing collateral in the pool beyond the total level of debt outstanding in the pool with an equal or greater level of preference in the payment structure.  It is expressed in the tables below as a percentage of performing collateral.  It represents the percentage reduction in performing collateral that would precede an inability of the security to make contractually required payments to the Company.

December 31, 2012
(Amounts in thousands)
	Security A	Security B

Book Value	$1,807	$1,733
Fair Value	$876	$25
Unrealized Loss	$931	$1,708
Number of underlying financial institution issuers	48	41
Number of deferrals and defaults	13	15
Additional expected deferrals/ defaults*	N/A	0/1
Excess Subordination as a percentage of performing collateral**	19.20%	N/A

*
No assessment of these numbers was made for Security A as it was not modeled for cash flows due to its current payment status and its excess subordination. For Security B, this includes issuers for which there is an estimated probability of deferral or default of 50% or greater.  None of the remaining performing collateral was projected as a future deferral or default, due to low Texas ratios; one deferring issuer was projected to default.

**Security B is in a support tranche and has no excess subordination.

The credit quality of the pooled trust preferred securities is directly related to the financial strength and ability to make contractual interest payments of the underlying issuers in these securities, most of which are banks or bank holding companies.  As such, these securities may show additional other-than-temporary impairment in future periods if the financial condition of the underlying issuers further deteriorates.

The amortized costs and fair values of investment securities available for sale at December 31, 2012 by contractual maturity are shown in the following table.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due after five but within ten years	$2,339	$2,495
Due after ten years	6,762	4,325
Mortgage backed	37,361	37,951
Equity securities with no maturity	150	78
Total investment securities available-for-sale	$46,612	$44,849

The proceeds from sales of securities and the associated gains are listed below:

(Amounts in thousands)	Twelve Months Ending December 31,
	2012	2011

Proceeds	$22,268	$39,720
Gross Gains	626	893
Gross Losses	-	40

The tax provision related to the above net realized gains and losses was $0 and $307,000 for the periods ended December 31, 2012 and 2011.

Investment securities with an aggregate amortized cost of $22,790,000 and estimated fair value of $23,222,000 at December 31, 2012, were pledged to secure public deposits and for other purposes, as required or permitted by law.  Investment securities with an aggregate amortized cost of $1,599,000 and estimated fair value of $1,625,000 at December 31, 2012, were pledged to secure securities sold under agreements to repurchase.

Note 4 - Loans	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4 - LOANS

The composition of loans by major loan category is presented below:

(Dollars in thousands)	December 31, 2012	December 31, 2011
Real estate secured loans:
Residential 1-4 Family	$174,421	$166,414
Multifamily	5,555	5,144
Commercial	80,284	81,253
Construction and land development	40,305	39,241
Total real estate secured loans	300,565	292,052
Commercial and industrial	24,511	25,135
Consumer	1,915	2,037
Other	478	515
Total gross loans	327,469	319,739
Allowance for loan losses	(8,159)	(10,691)
	$319,310	$309,048

The Company uses a numerical grading system from 1 to 9 to assess the credit risk inherent in its loan portfolio, with Grade 1 loans having the lowest credit risk and Grade 9 loans having the highest credit risk. Loans with credit grades from 1 to 5 are considered passing grade, or acceptable, loans.  Loans with grades from 6 to 9 are considered to have less than acceptable credit quality.  Generally, impaired loans have credit grades of 7 or higher.  Following is a listing and brief description of the various risk grades.  The grading of individual loans may involve the use of estimates.

Credit Grade	Description
1	Loans secured by cash collateral.
2	Loans secured by readily marketable collateral.
3	Top quality loans with excellent repayment sources and no significant identifiable risk of collection.
4	Acceptable loans with adequate repayment sources and little identifiable risk of collection.
5	Acceptable loans with signs of weakness as to repayment or collateral, but with mitigating factors that minimize the risk of loss.
6	Watch List or Special Mention loans with underwriting tolerances and/or exceptions with no mitigating factors that may, due to economic or other factors, increase the risk of loss.
7	Classified substandard loans inadequately protected by the paying capacity or net worth of the obligor, or of the collateral with weaknesses that jeopardize the liquidation of the debt.
8	Classified doubtful loans in which collection or liquidation in full is highly improbable.
9	Classified loss loans that are uncollectible and of such little value that continuance as an asset is not warranted.

The following tables provide a summary of our credit risk profile by loan categories as of December 31, 2012 and December 31, 2011.

	Real Estate Secured
	Residential 1-4 Family		Multi Family			Commercial		Construction and Land Development
	2012	2011	2012		2011	2012	2011	2012	2011
Grade
1	$-	$-	$		$-	$-	$-	$-	$-
2	-	-			-	-	-	-	-
3	59,303	44,087		611	-	6,825	8,469	7,037	7,851
4	49,619	61,509		684	715	29,038	27,461	10,054	9,020
5	50,336	45,213		3,500	1,921	25,130	26,026	17,633	14,575
6	2,036	2,707		-	-	11,139	9,714	1,215	277
7	10,287	11,957		760	2,508	8,152	8,781	4,366	4,306
8	2,840	941			-	-	802	-	3,212
9	-	-		-	-	-	-	-	-
Total	$174,421	$166,414		$5,555	$5,144	$80,284	$81,253	$40,305	$39,241

	Non-Real Estate Secured
	Commercial		Consumer		Other		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Grade
1	$2,329	$2,095	$55	$49	$-	$-	$2,384	$2,144
2	-	-	309	-	-	-	309	-
3	2,523	2,413	234	225	191	258	76,724	63,303
4	5,620	5,408	1,105	237	227	257	96,347	104,607
5	6,702	9,034	-	1,337	60	-	103,361	98,106
6	3,713	3,992	-	-	-	-	18,103	16,690
7	3,624	2,193	212	189	-	-	27,401	29,934
8	-	-	-	-	-	-	2,840	4,955
9	-	-	-	-	-	-	-	-
Total	$24,511	$25,135	$1,915	$2,037	$478	$515	$327,469	$319,739

The following tables provide a summary of past due loans by loan category as of December 31, 2012 and December 31, 2011.

(Dollars in thousands)

Past Due Loans

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$2,712	$834	$5,385	$8,931	$165,490	$174,421	$-
Multifamily Residential	-	379	-	379	5,176	5,555	-
Commercial Real Estate	1,711	-	127	1,838	78,446	80,284	-
Construction and Land Development	182	-	999	1,181	39,124	40,305	-
Non-Real Estate Secured
Commercial and Industrial	686	29	394	1,109	23,402	24,511	-
Consumer and Other	20	11	54	85	2,308	2,393	-

Total (1)	$5,311	$1,253	$6,959	$13,523	$313,946	$327,469	$-

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$4,897	$957	$4,981	$10,835	$155,579	$166,414	$-
Multifamily Residential	391	-	1,318	1,709	3,435	5,144	-
Commercial Real Estate	387	3,503	962	4,852	76,401	81,253	-
Construction and Land Development	933	115	3,781	4,829	34,412	39,241	-
Non-Real Estate Secured
Commercial and Industrial	1,055	405	260	1,720	23,415	25,135	-
Consumer and Other	54	72	-	126	2,426	2,552	-

Total (1)	$7,717	$5,052	$11,302	$24,071	$295,668	$319,739	$-

(1)	Principal balances only; excludes accrued interest receivable and deferred fees and costs due to immateriality.

The following table provides a summary of nonaccrual loans as of December 31, 2012 and December 31, 2011.

	December 31, 2012	December 31, 2011

1-4 Family Residential	$6,821	$9,004
Multifamily Residential	-	1,318
Commercial Real Estate	531	5,749
Construction and Land Development	1,317	4,483
Commercial and Industrial	990	714
Consumer and Other	55	-
Total	$9,714	$21,268

At December 31, 2012 and December 31, 2011, nonaccrual loans totaled $9.7 million and $21.3 million, respectively.  The gross interest income which would have been recorded under the original terms of nonaccrual loans amounted to approximately $777,000 and $1.4 million at December 31, 2012 and December 31, 2011, respectively.  At December 31, 2012 and December 31, 2011, impaired loans, which include non-accrual loans and troubled debt restructurings (TDRs) totaled $11.7 million and $22.3 million, respectively.  Impaired loans individually evaluated for impairment, which include nonaccrual loans over $250,000 and TDRs, totaled $8.9 million and $19.6 million at December 31, 2012 and December 31, 2011, respectively.  At December 31, 2012 and December 31, 2011, there were no loans over ninety days past due and still accruing interest.

At December 31, 2012 and December 31, 2011, all TDRs, including those on nonaccrual status, totaled $4.6 million and $4.2 million, respectively.  The gross interest income that would have been recognized on TDRs according to the original loan terms during 2012 totaled approximately $93,000; actual interest income recognized on these loans according to the restructured terms totaled $92,000.  The gross interest income that would have been recognized on TDRs according to the original loan terms during 2011 totaled approximately $73,000; actual interest income recognized on these loans according to the restructured terms totaled approximately $72,000. At December 31, 2012 there were five loans totaling $3.1 million that had their original loan terms restructured.  During the year ended December 31, 2012, four loans totaling $1.7 million, that previously had their original terms restructured, went into nonaccrual.  During the same period, $573,000 related to TDRs was charged off.  TDRs did not have a material effect on the allowance for loan losses as of December 31, 2012.

The following tables provide a year to date analysis of activity within the allowance for loan losses.

(Dollars in thousands)	December 31, 2012	December 31, 2011

Balance, beginning of year	$10,691	$9,513
Provision for loan losses	880	10,023
Net charge offs	(3,412)	(8,845)
Balance, end of quarter	$8,159	$10,691

	For the Year Ended December 31, 2012
	Beginning Balance	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
					General Reserves	Specific Reserves	Total
Real Estate Secured
1-4 Family Residential	$2,861	$(1,968)	$64	$1,355	$1,944	$368	$2,312
Multifamily Residential	297	-	18	(276)	39	-	39
Commercial Real Estate	2,409	(883)	1	(263)	1,188	76	1,264
Construction and Land Development	633	(617)	67	523	512	94	606
Non-Real Estate Secured
Commercial and Industrial	1,898	(65)	23	(532)	1,285	39	1,324
Consumer and Other	41	(54)	2	66	55	-	55
Other
Other General Reserves	1,515	-	-	424	1,939	-	1,939
Unallocated	1,037	-	-	(417)	620	-	620
Total	$10,691	$(3,587)	$175	$880	$7,582	$577	$8,159

	For the Year Ended December 31, 2011
	Beginning Balance	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
					General Reserves	Specific Reserves	Total
Real Estate Secured
1-4 Family Residential	$2,532	$(1,119)	$125	$1,323	$1,763	$1,098	$2,861
Multifamily Residential	358	(502)	-	441	175	122	297
Commercial Real Estate	1,263	(2,116)	30	3,232	1,691	718	2,409
Construction and Land Development	2,972	(4,021)	124	1,558	625	8	633
Non-Real Estate Secured
Commercial and Industrial	619	(1,464)	125	2,618	1,898	-	1,898
Consumer and Other	124	(28)	1	(56)	41	-	41
Other
Other General Reserves	1,345	-	-	170	1,515	-	1,515
Unallocated	300	-	-	737	1,037	-	1,037
Total	$9,513	$(9,250)	$405	$10,023	$8,745	$1,946	$10,691

Impaired loans with a balance of $250,000 or more are evaluated individually for impairment. All other loans are collectively evaluated for impairment.  The following tables provide summaries and totals of loans individually and collectively evaluated for impairment as of December 31, 2012 and December 31, 2011.

Loans Receivable:	As of December 31, 2012
	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Real Estate Secured
1-4 Family Residential	$6,953	$167,468	$174,421
Multifamily Residential	382	5,173	5,555
Commercial Real Estate	531	79,753	80,284
Construction and Land
Development	830	39,475	40,305
Non Real Estate Secured
Commercial and Industrial	204	24,307	24,511
Consumer and Other	-	2,393	2,393
Total	$8,900	$318,569	$327,469

Loans Receivable:	As of December 31, 2011
	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Real Estate Secured
1-4 Family Residential	$7,668	$158,746	$166,414
Multifamily Residential	2,117	3,027	5,144
Commercial Real Estate	5,568	75,685	81,253
Construction and Land
Development	4,216	35,025	39,241
Non Real Estate Secured
Commercial and Industrial	-	25,135	25,135
Consumer and Other	-	2,552	2,552
Total	$19,569	$300,170	$319,739

	Unpaid Principal Balance	Recorded Investment (1)	Related Allowance	Life to Date Charge offs	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
1-4 Family Residential	$5,430	$4,375	$-	$1,055	$4,960	$48
Multifamily Residential	382	382	-	-	429	30
Commercial Real Estate	-	-	-	-	-	-
Construction and Land
Development	353	353	-	-	352	-
Commercial and Industrial	74	74	-	-	74	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$2,616	$2,578	$367	$38	$2,642	$-
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	531	531	76	-	548	-
Construction and Land
Development	477	477	95	-	478	-
Commercial and Industrial	130	130	39	-	131	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$8,046	$6,953	$367	$1,093	$7,602	$48
Multifamily Residential	382	382	-	-	429	30
Commercial Real Estate	531	531	76	-	548	-
Construction and Land
Development	830	830	95	-	830	-
Commercial and Industrial	204	204	39	-	205	-
Consumer and Other	-	-	-	-	-	-

Total	$9,993	$8,900	$577	$1,093	$9,614	$78

(1) Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.

	Unpaid Principal Balance	Recorded Investment (1)	Related Allowance	Life to Date Charge offs	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
1-4 Family Residential	$2,805	$2,564	$-	$241	$2,603	$15
Multifamily Residential	1,131	1,131	-	-	1,224	-
Commercial Real Estate	2,602	2,175	-	427	2,366	-
Construction and Land
Development	6,533	4,141	-	2,392	5,773	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$5,104	$5,104	$1,099	$-	$5,142	$5
Multifamily Residential	986	986	122	-	923	48
Commercial Real Estate	3,393	3,393	717	-	3,636	-
Construction and Land
Development	245	75	8	170	143	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$7,909	$7,668	$1,099	$241	$7,745	$20
Multifamily Residential	2,117	2,117	122	-	2,147	48
Commercial Real Estate	5,995	5,568	717	427	6,002	-
Construction and Land
Development	6,778	4,216	8	2,562	5,916	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total	$22,799	$19,569	$1,946	$3,230	$21,810	$68
(1) Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.

Note 5 - Property And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 - PROPERTY AND EQUIPMENT

Components of property and equipment are as follows:

(Dollars in thousands)				December 31,
	Estimated Useful Lives (in years)			2012	2011

Land				$7,867	$7,520
Furniture and equipment	3	-	10	3,751	4,743
Buildings and improvements	5	-	40	15,591	15,017
Construction in process				84	592
				27,293	27,872
Less accumulated depreciation				(5,640)	(5,895)
				$21,653	$21,977

At December 31, 2012 construction in process totaled $84,000 and consisted of ongoing improvements to two current company owned premises. At December 31, 2011 construction in process consisted of ongoing improvements to company owned premises in the Hilton Head market. The property was sold in February 2012. The Company received sales proceeds totaling $612,000 on the property with a net book value of $592,000, recognizing a gain on sale of $20,000.

Depreciation expense for the years ended December 31, 2012 and 2011 was $864,000 and $948,000, respectively.

In 2012, the Company received sales proceeds totaling $1,267,000 on three properties, including the Hilton Head property referred to above, with a net book value of $1,075,000, recognizing gains on sale totaling $192,000.

In 2011, the Company received sales proceeds totaling $6,000 on a property with a net book value of $32,000, recognizing a loss on sale totaling $26,000.

The Company leases certain branch properties and equipment under operating leases.  Two branch leases have current lease terms expiring in 2016 and 2023, one with two five-year renewal options remaining, and the other with one ten-year renewal option remaining.  The Company has a lease agreement for eleven ATM machines, which expires December 2015 and requires monthly payments totaling $16,000, accounting for the majority of the Company’s annual lease expense obligations. The Company entered into a longer term lease agreement during 2011 for office space that expires in 2032 that is also being accounted for as an operating lease. Total lease expense paid for the leases discussed above and included in the statements of operations totaled $367,000 and $341,000 for the years ended December 31, 2012 and 2011, respectively.

Minimum future rental payments under non-cancelable operating leases having remaining terms in excess of one month, for each of the next five years in the aggregate are:

2013	$400,000
2014	403,000
2015	404,000
2016	195,000
2017	179,000

Total	$1,581,000

Note 6 - Other Real Estate Owned	12 Months Ended
Dec. 31, 2012
Real Estate Owned [Text Block]
NOTE 6 – OTHER REAL ESTATE OWNED

The aggregate carrying amount of other real estate owned at December 31, 2012 and 2011 was $9,619,000 and $9,322,000, respectively.  All of the Company’s other real estate owned represents properties acquired through foreclosure or deed in lieu of foreclosure.  The following table details the change in this balance during 2012 and 2011.

(Dollars in thousands)	Year Ended December 31
	2012	2011
Real estate acquired in settlement of loans, beginning of period	$9,322	$8,923
New real estate acquired in settlement of loans atower of fair value or principal balance	8,299	9,421
Capital expenditures on real estate acquired in settlement of loans	32	382
Sales of real estate acquired in settlement of loans	(8,971)	(6,818)
Gains on sale of real estate acquired in settlement of loans	1,240	519
Deferred gain on sale of real estate acquired in settlement of loans	-	144
Less: Impairment recognized	(303)	(3,249)
Real estate acquired in settlement of loans, end of period	$9,619	$9,322

The types of property in other real estate owned at December 31, 2012 and 2011 included commercial office properties, commercial lots, residential 1-4 family lots and homes under construction, and residential 1-4 family homes. At December 31, 2012 the largest single property type of other real estate owned was construction and land development, totaling $3,774,000. At December 31, 2011 the largest single property type of other real estate owned was commercial real estate, totaling $4,941,000.

During 2012 and 2011, the Company recorded sales proceeds on other real estate owned totaling $8,971,000, and $6,818,000, respectively.  Sales proceeds on other real estate owned for which the Company made loans to facilitate the sale of the property during 2012 and 2011 totaled $2,738,000 and $4,183,000, respectively.  The gross loans to facilitate these sales during 2012 and 2011 totaled $2,317,000 and $3,588,000, respectively.  For the year ended December 31, 2011, the Company realized deferred gains on these sales transactions totaling $144,000. There were no such deferred gains in 2012.

During 2012 and 2011, the Company recognized $303,000 and $3,249,000, respectively, of impairment expense on other real estate owned.  These impairments were the result of periodic reappraisals of the properties and management’s estimates of short term liquidation values.

Note 7 - Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Text Block]
NOTE 7 - DEPOSITS

The following is a detail of deposit accounts:

(Dollars in thousands)	December 31,
	2012	2011
Noninterest bearing deposits	$38,797	$34,120
Interest bearing
NOW	55,282	56,286
Money market	35,889	33,815
Savings	24,074	25,701
Time, less than $100,000	105,262	124,428
Time, $100,000 and over	60,328	41,797
Total deposits	$319,632	$316,147

At December 31, 2012 and 2011, the Bank had approximately $16,081,000 and $44,655,000, respectively, in time deposits from customers outside its market area.  This includes $13,583,000 and $42,898,000 in brokered and wholesale deposits in 2012 and 2011, respectively.  Contractual rates of interest on brokered and wholesale deposits outstanding at December 31, 2012, ranged from a low of 1.85% to a high of 3.25%.  Contractual rates of interest on brokered and wholesale deposits outstanding at December 31, 2011, ranged from a low of 0.35% to a high of 3.25%.

At December 31, 2012 the scheduled maturities of time deposits are as follows:

(Dollars in thousands)

2013	$144,190
2014	15,752
2015	232
2016	5,407
2017	9
$165,590

Note 8 - Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Text Block]
NOTE 8- SHORT-TERM BORROWINGS

Short-term borrowings payable include securities sold under agreements to repurchase which generally mature on a one to thirty day basis, federal funds purchased, borrowings from the discount window of the Federal Reserve Bank, loans collateralized by the cash value of Company owned life insurance, and a holding company line of credit.  Information concerning short-term borrowings is summarized as follows:

(Dollars in thousands)	December 31,
	2012	2011
Balance at end of the year	$5,949	$6,850
Average balance during year	2,819	6,364
Average interest rate during year	0.24%	0.15%
Maximum month-end balance during the year	$7,500	$9,223

The Company has collateralized the repurchase agreements with securities with an aggregate cost basis and market value of $1,599,000 and $1,625,000 respectively, at December 31, 2012.

Note 9 - Advances from Federal Home Loan Bank	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances, Disclosure [Text Block]
NOTE 9 - ADVANCES FROM FEDERAL HOME LOAN BANK

Advances from Federal Home Loan Bank are collateralized by FHLB stock and pledges of certain residential mortgage loans and are summarized as follows:

		December 31
Maturity	Rate	2012	2011
February 2012	0.14%	-	4,000
March 2012	0.14%	-	4,000
January 2013	0.18%	7,000	-
February 2013	Variable (0.36% at December 31, 2012)	5,000	-
September 2013	4.75%	-	10,000
June 2014	3.92%	-	2,000
July 2015	2.32%	10,000	-
July 2015	2.91%	2,000	-
October 2016	4.25%	5,000	5,000
November 2016	4.08%	5,000	5,000
January 2017	4.35%	5,000	5,000
January 2017	4.40%	5,000	5,000
January 2017	4.46%	5,000	5,000
January 2017	4.60%	5,000	5,000
March 2018	2.33%	5,000	5,000
April 2018	3.03%	5,000	5,000
		$64,000	$60,000

Each of the fixed rate advances is subject to early termination options.  The Federal Home Loan Bank reserves the right to terminate each agreement at an earlier date.

Note 10 - Unused Lines of Credit (Unused Lines of Credit (Member))	12 Months Ended
Dec. 31, 2012
Unused Lines of Credit (Member)
Debt Disclosure [Text Block]
NOTE 10 - UNUSED LINES OF CREDIT

At December 31, 2012, the Bank had unused lines of credit to purchase federal funds totaling approximately $10.4 million from unrelated banks.  These lines of credit are available on a one to fifteen day basis for general corporate purposes of the Bank.  The lenders have reserved the right to withdraw the lines at their option.  The Company may also borrow from the Federal Home Loan Bank based on a predetermined formula.  Borrowings on this line totaled $64 million at December 31, 2012.  Additional funds of approximately $36.6 million were available on the line.  Advances are subject to approval by the Federal Home Loan Bank and may require the Company to pledge additional collateral. The Company has pledged approximately $134.3 million in loans as qualifying collateral for these borrowings.  Also at December 31, 2012, the Company had an unused line of credit totaling approximately $33.7 million with the Federal Reserve Bank of Richmond to borrow funds from its discount window.  The Company had pledged loans totaling approximately $45.5 million as collateral for these borrowings.

Note 11 - Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Subordinated Borrowings Disclosure [Text Block]
NOTE 11 - JUNIOR SUBORDINATED DEBENTURES

On August 5, 2005, Southcoast Capital Trust III (the "Capital Trust"),  a non-consolidated subsidiary of the Company, issued and sold  a total of 10,310 floating rate securities, with a $1,000 liquidation amount per security (the "Capital Securities").  Institutional buyers bought 10,000 of the Capital Securities denominated as preferred securities and the Company bought the other 310 Capital Securities which are denominated as common securities.  The proceeds of those sales, $10.3 million, were used by the Capital Trust to buy $10.3 million of junior subordinated debentures from the Company which are reported on its consolidated balance sheets.  The Capital Securities issued by the Capital Trust remain outstanding and mature or are mandatorily redeemable on September 30, 2035.  The Company has the right to redeem these securities on or after September 30, 2010.

The Company’s investment in the common securities of the Capital Trust totaled $310,000 at December 31, 2012 and December 31, 2011, and is included in “Available for Sale Securities” on its consolidated balance sheets.  The preferred securities of the Capital Trust, totaling $10.0 million, qualify as Tier 1 capital under Federal Reserve Board guidelines, subject to limitations.

The Capital Securities issued by the Capital Trust accrue and pay distributions quarterly at a rate per annum equal to the three-month LIBOR, which was 0.31 percent at December 31, 2012, plus 150 basis points.  The distribution rate payable on the Capital Securities is cumulative and payable quarterly in arrears. The Company has the right, subject to events of default, to defer payments of interest on the Capital Securities for a period not to exceed 20 consecutive quarterly periods, provided that no extension period may extend beyond the maturity date of December 16, 2035.  The Company’s payment of interest on the Capital Securities is subject to the Company’s compliance with Federal Reserve Board guidelines regarding the payment of dividends.

In accordance with the debenture terms noted above the Company deferred its quarterly dividend payment on these securities beginning with the December 2011 payment.  Amounts so deferred bear additional interest at a variable rate per annum, reset quarterly, equal to LIBOR plus 1.50% compounded quarterly from the dates on which the amounts would otherwise have been due and payable until paid.  During this period of deferral the Company is capitalizing the interest payments due and adding them to the principal outstanding for accrual purposes.  Upon reinstatement of the quarterly dividend payments the debenture terms require payment in full of all interest arrearage.  As long as there are preferred securities of the Southcoast Capital Trust III outstanding and the Company has elected to defer making interest payments with respect to the preferred securities as permitted by the terms of the preferred securities, the Company may not declare or pay dividends on its common stock or redeem or repurchase any shares of its common stock, subject to certain minor exceptions, including stock dividends.

Note 12 - Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 12 - COMMITMENTS AND CONTINGENCIES

The Company is party to litigation and claims arising in the normal course of business.  Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the Company’s financial position.

Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
NOTE 13 - INCOME TAXES

The following summary of the provision for income taxes includes tax deferrals which arise from temporary differences in the recognition of certain items of revenue and expense for tax and financial reporting purposes for the years ended December 31:

(Dollars in thousands)	2012	2011
Income taxes currently payable
Federal	$-	$-
State	137	62
	137	62

Deferred tax expense (benefit)	1,046	(4,220)
Change in valuation allowance	(1,046)	8,734
	-	4,514

Expense	$137	$4,576

The income tax effect of cumulative temporary differences for deferred tax assets at December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	December 31,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,774	$3,635
Allowance for impairment of other real estate owned	236	1,088
Net operating loss (NOL) carryforward	3,152	2,776
Unrealized loss on investment securities	568	568
Deferred revenue	207	131
Deferred compensation	533	461
Other	391	356
Total deferred tax assets	7,861	9,015

Deferred tax liabilities:
Depreciation	18	110
Prepaid expenses	77	93
Total deferred tax liabilities	95	203

Net deferred tax asset	7,766	8,812

Valuation allowance	(7,766)	(8,812)
Total net deferred tax asset	$-	$-

The net deferred tax asset is reported in other assets in the balance sheets at December 31, 2012 and 2011.

A valuation allowance is recognized for a deferred tax asset if, based on the weight of available evidence, it is more-likely-than-not that some portion of the entire deferred tax or asset will not be realized. In making such judgments, significant weight is given to evidence that can be objectively verified. As a result of increased credit losses, the Company entered into a three-year cumulative pre-tax loss position in 2011.  A cumulative loss position is considered significant negative evidence in assessing the reliability of a deferred tax asset, which is difficult to overcome. The Company’s estimate of the realization of its deferred tax assets was based on future reversals of existing taxable temporary differences and taxable income in prior carry back years. The Company did not consider future taxable income in determining the realizability of its deferred assets. During 2012 and 2011, the Company had valuation allowances totaling $7,766,000 and $8,812,000, respectively.

The Company has a Federal net operating loss carryforward of $8,979,000 at December 31, 2012 which fully expires in 2032.

The Company is no longer subject to examination by taxing authorities for years before 2009, except to the extent net operating losses are carried back to earlier years.  In 2010, the Company filed a refund claim in order to carryback its 2009 NOL to the years 2004, 2005 and 2006.  The Company was able to carryback its 2009 NOL to the years 2004 through 2006 due to the enactment of the Worker, Homeownership, and Business Assistance Act of 2009 (the “Act”).  The Act includes a provision that allows most businesses an election to increase the NOL carryback period from 2 years under current law to as much as 5 years for NOLs generated in either 2008 or 2009 (but not both).  The IRS examined the tax years attributed to the refund claim beginning in 2010 and completed its examination in August 2011 with no changes.  A subsequent review by the Joint Committee on Taxation concurred with the results of the examinations.

The provision for income taxes is reconciled to the amount of income tax computed at the federal statutory rate on income (loss) before income taxes for the years ended December 31, as follows:

(Dollars in thousands)	2012		2011
	Amount	%	Amount	%
Tax expense (benefit) at statutory rate	$1,243	34%	$(4,047)	(34)%
Increase (decrease) in taxes resulting from: State tax (net of federal benefit)	90	3	(14)	-
Officers’ life insurance	(67)	(2)	(72)	(1)
Municipal interest	(74)	(2)	(123)	(1)
Other tax preference items	(9)	(1)	98	1
Valuation allowance change	(1,046)	(28)	8,734	73
Tax expense	$137	4%	$4,576	38%

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and concluded it has no liability related to uncertain tax positions.

Note 14 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
NOTE 14 - RELATED PARTY TRANSACTIONS

Directors, executive officers and their affiliates are customers of and have banking transactions with the Bank in the ordinary course of business.  A summary of loan transactions with directors and executive officers, including their affiliates, is as follows:

(Dollars in thousands)	December 31,
	2012	2011
Balance, beginning of year	$1,050	$2,147
New loans	736	11
Departure of related party	-	(543)
Repayments	(406)	(565)
Balance, end of year	$1,380	$1,050

Deposits by directors and executive officers, including their affiliates, at December 31, 2012 and 2011 totaled $710,000 and $500,000, respectively.

Note 15 - Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments Disclosure [Text Block]
NOTE 15 - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Bank is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These instruments include commitments to extend credit and standby letters of credit.  They involve elements of credit and interest rate risk in excess of the amounts shown on the balance sheets.

The Bank’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amounts of those instruments.  The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.  A summary of the Bank’s commitments is as follows:

(in thousands)	December 31,
	2012	2011
Commitments to extend credit	$21,440	$18,340
Standby letters of credit	671	333

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any material condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a fee.   The Bank evaluates each customer’s credit worthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the borrower.  Collateral varies but may include accounts receivable, inventory, property, plant and equipment, and commercial and residential real estate.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  Collateral varies but may include accounts receivable, inventory, equipment, marketable securities and property. Since many letters of credit are expected to expire without being drawn upon, they do not necessarily represent future cash requirements and the fair value of any liability associated with letters of credit is insignificant.

The Bank enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate lock commitments).  Rate lock commitments on mortgage loans that are intended to be sold are considered to be derivatives.  Accordingly, such commitments, if material, along with any related fees received from potential borrowers, are recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in the net gain or loss on sale of mortgage loans.

Fair value is based on fees currently charged to enter into similar agreements, and for fixed-rate commitments also considers the difference between current levels of interest rates and the committed rates.  Due to the small amount and frequent turnover of loans held-for-sale, the derivative value is considered immaterial.

Note 16 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 16 - EMPLOYEE BENEFIT PLANS

The Company maintains a 401(k) Plan for the benefit of all eligible employees.  Upon ongoing approval of the Board of Directors, the Company matches 100 percent of employee contributions up to the first three percent of compensation, plus 50 percent of employee contributions on the next two percent of compensation, subject to certain adjustments and limitations.  The Company may also make an elective three percent contribution to the Plan accounts of all eligible employees.  Contributions made to the Plan in 2012 and 2011 amounted to $107,000 and $134,000, respectively.

The Company entered into a Supplemental Executive Retirement Plan (SERP) during 2008 with its Chief Executive Officer.  The Company accrued deferred compensation expense of $192,000 and $175,000 in 2012 and 2011, respectively, in relation to this plan.  The accrued liability for the SERP at December 31, 2012 and 2011 totaled $1,428,000 and $1,236,000, respectively.

Note 17 - Employee Stock Purchase Plan	12 Months Ended
Dec. 31, 2012
Compensation and Employee Benefit Plans [Text Block]
NOTE 17 - EMPLOYEE STOCK PURCHASE PLAN

Since 2000, the Company has maintained successive five-year Employee Stock Purchase Plans for the benefit of officers and employees which allow officers and employees to have the Company make payroll withholdings for the purpose of buying Company stock.  The current plan expires in 2015.  The purchase price is 85 percent of the closing quoted market price of the first or last business day of the quarter, whichever is less.  Shares for the quarter are purchased during the first month of the following quarter. During 2012 and 2011, the Company issued 41,359 and 52,348 shares of common stock, respectively, under this plan.  Proceeds from stock issuances during 2012 and 2011 totaled $54,000 and $125,000, respectively.

Note 18 - Dividends	12 Months Ended
Dec. 31, 2012
Dividends [Text Block]
NOTE 18 - DIVIDENDS

There are no current plans to initiate payment of cash dividends and future dividend policy will depend on the Company’s earnings, capital requirements, financial condition and other factors considered relevant by the Board of Directors.   The Bank’s ability to pay dividends to the Company is restricted by the laws and regulations of the State of South Carolina. Generally, these restrictions require the Bank to obtain the prior written consent of the South Carolina Commissioner of Banking to pay dividends.

Under the terms of the Indenture relating to its junior subordinated debentures, as a consequence of deferral of interest payments, the Company has agreed not to declare or pay dividends or distributions on, or redeem, purchase, acquire or make a liquidation payment with respect to its common stock, subject to certain exceptions, including the issuance of stock dividends.  See Note 11 for further information about the junior subordinated debentures and the deferral of interest payments.

Note 19 - Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE 19 - REGULATORY MATTERS

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure of the Bank to meet minimum capital requirements can initiate certain mandatory, and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets.  Management believes, as of December 31, 2012, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification of the regulators categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  There are no conditions or events since that notification that management believes have changed the institution’s category.

The following table summarizes the capital ratios and the regulatory minimum requirements for the Company and the Bank.

	Actual		For Capital Adequacy Purposes			To Be Well- Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio		Amount	Ratio
December 31, 2012
The Company
Total capital (to risk-weighted assets)	$49,885	15.25%	$26,163	8.00	% (1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	45,745	13.99	13,081	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	45,745	10.47	17,474	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$46,897	14.43%	$26,008	8.00%		$32,510	10.00%
Tier 1 capital (to risk-weighted assets)	42,781	13.16	13,004	4.00		19,506	6.00
Tier 1 capital (to average assets)	42,781	9.94	17,224	4.00		21,530	5.00

December 31, 2011
The Company
Total capital (to risk-weighted assets)	$46,339	14.18%	$26,149	8.00	% (1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	42,172	12.90	13,074	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	42,172	9.73	17,342	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$42,766	13.18%	$25,962	8.00%		$32,453	10.00%
Tier 1 capital (to risk-weighted assets)	38,620	11.90	12,981	4.00		19,472	6.00
Tier 1 capital (to average assets)	38,620	8.91	17,344	4.00		21,680	5.00

(1)
Minimum requirements for bank holding companies.  Bank holding companies with higher levels of risks, or that are experiencing or anticipating significant growth, are also expected to maintain capital well above the minimums.

Note 20 - Estimated Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
NOTE 20 - ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Generally accepted accounting principles also establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasuries, and money market funds.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, mortgage backed securities, municipal bonds, corporate debt securities, and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, real estate appraisals, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The Company used the following methods and assumptions to estimate fair value:

Available for Sale Investment Securities

Investment securities available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted prices, if available (Leve1 1).  If quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).  For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3).  Securities classified as Level 3 include asset-backed securities in less liquid markets.  The fair values of level 3 available-for-sale investment securities are determined by a third party pricing service and reviewed by the Company’s Chief Financial Officer for reasonableness.  The fair value of the trust preferred securities is computed based upon discounted cash flows estimated using interest rates, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation to the note classes.  Current estimates of expected cash flows is based on the most recent trustee reports and any other relevant market information, including announcements of interest payment deferrals or defaults of underlying issuers.  The payment, default and recovery assumptions are believed to reflect the assumptions of market participants. Cash flows are discounted at appropriate market rates, including consideration of credit spreads and illiquidity discounts.

Loans Held for Sale

Mortgage loans held for sale are carried at the lower of cost or market value.  The fair value of mortgage loans held for sale is based on what secondary markets are currently offering for portfolios with similar characteristics.  As such, the Company categorizes loans subject to nonrecurring fair value adjustments as Level 2.  There were no fair value adjustments to mortgage loans held for sale as of December 31, 2012 and December 31, 2011.

Impaired Loans

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired.  Impaired loans are carried at the lesser of their principal balance or the fair value of the underlying collateral less estimated costs to sell.  The Company considers problem loans with principal balances of $250,000 or greater individually for impairment.  The fair value of loans individually evaluated for impairment is estimated using one of several methods, including the present value of expected cash flows, market price of the loan, if available, or fair value of the underlying collateral less estimated costs to sell.  At December 31, 2012, the majority of individually evaluated impaired loans were measured based on the fair value of the collateral less estimated costs to sell, other than accruing TDRs, which were measured based on the present value of expected cash flows and totaled approximately $2.0 million.  Those impaired loans not requiring a specific allowance for loan losses allocation represent loans with fair values exceeding their recorded investments or loans that have been charged down to the fair value of their collateral.  Impaired loans for which a specific allowance is established based on the fair value of collateral require classification in the fair value hierarchy.  If the fair value of an impaired loan is based on an observable market price of the loan, the Company records the impaired loan as nonrecurring Level 2.  When the fair value of an impaired loan is based on the fair value of the underlying collateral less estimated costs to sell, the Company records the impaired loan as nonrecurring Level 3.

Other real estate owned

Assets acquired through or instead of loan foreclosure are initially recorded at fair value less estimated costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at the lower of cost or fair value less estimated costs to sell.  Fair value is commonly based on recent real estate appraisals.

For both collateral dependent impaired loans and other real estate owned, the Company uses appraisals prepared by certified appraisal professionals whose qualifications and licenses have been reviewed and verified by the Company.  These appraisals may utilize a single valuation approach or a combination of approaches, including comparable sales and the income approach.  Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available.  Such adjustments are usually significant and typically lead to a Level 3 classification of the inputs for determining fair value.  Once the Company receives an appraisal on an impaired loan, the Chief Credit Officer and Chief Financial Officer review the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics, as well as the Company’s own loss experience.  For appraisals received on other real estate owned, the Chief Financial Officer and Chief Operating Officer use a similar approach.  The Company may take additional discounts against the appraisals based on the circumstances surrounding individual properties.

Assets measured at fair value on a recurring basis are as follows as of December 31, 2012 and December 31, 2011

	December 31, 2012
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed
Government sponsored enterprises	$-	$37,951	$-	$37,951
Municipals	-	5,419	-	5,419
Other	-	78	1,401	1,479

Total assets at fair value	$-	$43,448	$1,401	$44,849

	December 31, 2011
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed
Government sponsored enterprises	$-	$38,232	$-	$38,232
Other	-	1,545	-	1,545
Municipals	-	7,605	-	7,605
Other	-	86	1,490	1,576

Total assets at fair value	$-	$47,468	$1,490	$48,958

Investments in trust preferred securities comprise the Company’s Level 3 assets as shown above. Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality. During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

There were no transfers between Level 1 and Level 2 during 2012 or 2011.

The Company has no liabilities carried at fair value or measured at fair value on a recurring basis.

The following table reconciles the changes in recurring Level 3 financial instruments for the twelve months ended December 31, 2012 and 2011 (amounts in thousands):

	December 31, 2012	December 31, 2011

Beginning of Year Balance	$1,490	$1,195
Discount Accretion	7	9
Other-than-temporary impairment on available for sale securities	-	(176)
Unrealized Gain (Loss)	(96)	462
Ending Balance	$1,401	$1,490

The following table presents quantitative information about Level 3 fair value measurements at December 31, 2012 (amounts in thousands):

Security Type	Fair Value	Valuation Technique	Unobservable Input		Rates

Trust Preferred Securities	$901	Discounted cash flows	Discount rate (approximately)		15%
			Weighted default probability for deferring issuers (approximately)		60%
			Recovery rate on deferring issuers	10%	-	15%
			Default probability for current issuers	0.33%	-	7.50%

The significant unobservable inputs used in the fair value measurement of the Company’s trust preferred securities investments are prepayment rates, probability of default, and loss severity in the event of default.  Significant increases/(decreases) in any of those inputs in isolation would result in a significantly lower/(higher) fair value measurement.  Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

In addition to the trust preferred securities included in the table above, the Company owns another trust preferred security for which meaningful pricing data is not readily available.  The security’s book value of $500,000 is assumed to equal its fair value.

The table below summarizes changes in unrealized gains and losses recorded in earnings for the years ended December 31, 2012 and 2011 for Level 3 assets that are still held at December 31, 2012 (amounts in thousands):

	December 31, 2012	December 31, 2011
Interest income on securities	$-	$-
Other than temporary impairment recorded in earnings	-	(176)
Total	$-	$(176)

Assets measured at fair value on a nonrecurring basis are as follows as of December 31, 2012 and December 31, 2011 (amounts in thousands):

	December 31, 2012
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Family Residential	$-	$-	$4,697	$4,697
Commercial & Industrial	-	-	91	91
Commercial Real Estate	-	-	455	455
Construction and Land Development	-	-	382	382
Other Real Estate Owned
Commercial Real Estate	-	-	100	100
Construction and Land Development	-	-	349	349

Total assets at fair value	$-	$-	$6,074	$6,074

	December 31, 2011
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Family Residential	$-	$-	$5,677	$5,677
Multifamily Residential	-	-	864	864
Commercial Real Estate	-	-	3,477	3,477
Construction and Land Development	-	-	3,204	3,204
Other Real Estate Owned
1 – 4 Family Residential	-	-	201	201
Multifamily Residential	-	-	556	556
Commercial Real Estate	-	-	1,192	1,192
Construction and Land Development	-	-	1,295	1,295

Total assets at fair value	$-	$-	$16,466	$16,466

Impaired loans that are measured for impairment using the fair value of the collateral had a recorded investment of $6,202,000 with a valuation allowance of $ 577,000 at December 31, 2012, resulting in an additional provision for loan losses of $517,000 for the year ended December 31, 2012. These additional provisions were as follows: $95,000 for Construction and Land Development loans, $363,000 for 1 – 4 Family Residential loans, $21,000 for Commercial Real Estate loans, and $38,000 for Commercial & Industrial loans. Impaired loans that are measured for impairment using the fair value of the collateral had a recorded investment of $14,676,000 with a valuation allowance of $1,454,000 at December 31, 2011, resulting in an additional provision for loan losses of $1,311,000 for the year ended December 31, 2011. These additional provisions were as follows: $8,000 for Construction and Land Development loans, $463,000 for 1 – 4 Family Residential loans, $718,000 for Commercial Real Estate loans, and $122,000 for Multifamily Residential loans.

Other real estate owned measured at fair value less costs to sell, had a net carrying amount of $449,000, which is made up of the outstanding balance of $1,142,000, net of a valuation allowance of $693,000, at December 31, 2012. This valuation allowance did not include any impairment made during the year ended December 31, 2012. Though the Company made a $303,000 impairment provision for other real estate owned during 2012, the properties these impairments related to were liquidated prior to December 31, 2012. Other real estate owned measured at fair value less costs to sell, had a net carrying amount of $3,150,000, which is made up of the outstanding balance of $6,350,000, net of a valuation allowance of $3,200,000, at December 31, 2011. This valuation allowance included $2,443,000 of impairment made during the year ended December 31, 2011. The breakdown of this impairment was as follows: $1,338,000 for Construction and Land Development, $598,000 for Commercial Real Estate, $376,000 for Multifamily Residential, and $131,000 for 1-4 Family Residential.

The Company has no liabilities carried at fair value or measured at fair value on a nonrecurring basis.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

	Valuation Techniques	Unobservable Inputs	Range
Impaired Loans

1 - 4 Family Residential	Sales comparison approach	Bank Owned Discount	10% - 20%
Multifamily Residential		Selling Costs	7% - 10%
Construction and Land Development		Appraisal Time Adjustment (in years)	0% - <1
20% - 1-2
25% - 2-3
30% -> 3

Commercial Real Estate	Sales comparison approach	Bank Owned Discount	10% -20%
		Selling Costs	7% -10%
		Appraisal Time Adjustment ( in years)	0% -<1
20% -1-2
25% -2-3
30% ->3
	Income approach	Capitalization Rate	8%- 12%

Other Real Estate Owned

Commercial Office Properties	Sales comparison approach	Bank Owned Discount	10% -20%
		Selling Costs	7% -10%
		Appraisal Time Adjustment (in years)	0% - <1
20% -1-2
25% - 2-3
30% - > 3
	Income approach	Capitalization Rate	8% - 12%

Commercial Lots	Sales comparison approach	Bank Owned Discount	10%- 20%
Residential 1 – 4 Family Lots		Selling Costs	7% -10%
Residential 1 – 4 Family Homes		Appraisal Time Adjustment (in years)	0% - < 1
Residential 1 – 4 Under Construction			20% -1-2
Multifamily Residential			25% -2-3
30% - >3

The estimated fair values of the Company’s financial instruments are as follows (amounts in thousands):

Fair Value Measurements at December 31, 2012 Using:
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$21,984	$21,984	$-	$-	$21,984
Available for sale investment securities	44,849	-	43,448	1,401	44,849
Federal Home Loan Bank Stock	3,518	N/A	N/A	N/A	N/A
Loans held for sale	1,789	-	1,789	-	1,789
Loans, net	319,310	-	-	320,772	320,772
Accrued interest receivable	1,253	-	139	1,114	1,253

Financial liabilities:
Deposits	319,632	155,651	166,200	-	321,851
Short term borrowings	5,949	-	5,949	-	5,949
Advances from Federal Home Loan Bank	64,000	-	69,921	-	69,921
Junior subordinated debentures	10,310	-	-	4,661	4,661
Accrued interest payable	980	22	699	259	980

	December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$18,037	$18,037
Available for sale investment securities	48,958	48,958
Federal Home Loan Bank Stock	3,487	N/A
Loans held for sale	995	995
Loans, net	309,048	308,507
Accrued interest receivable	1,329	1,329

Financial liabilities:
Deposits	316,147	313,613
Short term borrowings	6,850	6,850
Advances from Federal Home Loan Bank	60,000	66,309
Junior subordinated debentures	10,310	4,502
Accrued interest payable	700	700

Valuation Methodologies – Assets and Liabilities not recorded at Fair Value

The following is a description of the valuation methodologies used for assets and liabilities that are not recorded at fair value, but whose fair value must be estimated and disclosed:

Cash and Cash Equivalents

The carrying amounts of cash and short-term instruments approximate fair values and are classified Level 1.

FHLB Stock

It is not practical to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Loans

Fair values of loans, excluding loans held for sale, are estimated as follows:  For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values, resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality, resulting in a Level 3 classification.  Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair values of loans do not necessarily represent an exit price.

The fair values of loans held for sale are estimated based upon binding contracts and quotes from third party investors, resulting in a Level 2 classification.

Deposits

The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount), resulting in a Level 1 classification. The carrying amounts of variable rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date, resulting in a Level 1 classification. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits, resulting in a Level 2 classification.

Short-term Borrowings

The carrying amounts of federal funds purchased, borrowings under repurchase agreements, and other short-term borrowings, generally maturing within ninety days, approximate their fair values, resulting in a Level 2 classification.

Other Borrowings

The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements, resulting in a Level 2 classification.

The fair values of the Company’s Subordinated Debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements, resulting in a Level 3 classification.

Accrued Interest Receivable/Payable

The carrying amounts of accrued interest are assigned Levels 1, 2, or 3 classifications commensurate with the assets or liabilities to which they are associated.

Off-balance Sheet Instruments

Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The fair value of commitments is not material.

Note 21 - Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 21 - PARENT COMPANY FINANCIAL INFORMATION

Following is condensed financial information of Southcoast Financial Corporation (parent company only):

CONDENSED BALANCE SHEETS

(Dollars in thousands)	December 31,
	2012	2011
ASSETS
Cash	$1,895	$2,101
Investments available for sale	78	86
Investment in subsidiaries	42,420	38,373
Property and equipment, net	1,871	1,885
Other assets	78	73
Total assets	$46,342	$42,518
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	$1,768	$1,396
Junior subordinated debentures	10,310	10,310
Shareholders’ equity	34,264	30,812
Total liabilities and shareholders’ equity	$46,342	$42,518

CONDENSED STATEMENTS OF INCOME (LOSS)

(Dollars in thousands)	For the years ended December 31,
	2012	2011
Income
Other	$-	$136
Expenses	(643)	(663)
Loss before income taxes	(643)	(527)
Income tax expense	-	(940)
Loss before equity in undistributed net income (loss) of subsidiaries	(643)	(1,467)
Equity in undistributed net income (loss) of subsidiaries	4,161	(15,013)
Net income (loss)	$3,518	$(16,480)

CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in thousands)	For the years ended December 31,
	2012	2011
Operating Activities
Net income (loss)	$3,518	$(16,480)
Adjustments to reconcile net income (loss) to net cash used by operating activities
Equity in undistributed net (income) losses of subsidiaries	(4,161)	15,013
Depreciation	16	19
Decrease in deferred taxes	-	1,130
Increase in other assets	(5)	(1)
Increase in other liabilities	372	186
Net cash used by operating activities	(260)	(133)
Investing activities
Capital contributions to subsidiaries	-	(221)
Decrease in loans, net	-	-
Purchase of property and equipment	-	(7)
Net cash used by investing activities	-	(228)
Financing activities
Decrease in other borrowings	-	-
Net proceeds from issuance of stock	54	124
Net cash provided by financing activities	54	124
Net change in cash	(206)	(237)
Cash, beginning of year	2,101	2,338
Cash, end of year	$1,895	$2,101

The common stock of the Company is listed on the Nasdaq Global Market under the symbol "SOCB."  The reported high and low sales prices for each quarter of 2013 and 2012, adjusted for the 2012 15% stock dividend and the 2011 10% stock dividend, are shown in the following table.

2012	Low	High
Fourth Quarter	$3.57	$5.10
Third Quarter	$1.91	$3.70
Second Quarter	$1.27	$2.26
First Quarter	$1.17	$1.48

2011
Fourth Quarter	$1.15	$1.66
Third Quarter	$1.43	$2.74
Second Quarter	$2.42	$2.88
First Quarter	$2.21	$2.81

As of March 1, 2013, there were approximately 1,548 holders of record of the Company's common stock, excluding individual participants in security position listings.

The Company has never paid any cash dividends, and to support its continued capital growth, does not expect to pay cash dividends in the near future.  The dividend policy of the Company is subject to the discretion of the Board of Directors and depends upon a number of factors, including earnings, financial conditions, cash needs and general business conditions, as well as applicable regulatory considerations.  At present, the Company’s principal source of funds with which it could pay dividends is dividend payments from the Bank.  South Carolina banking regulations require the prior written consent of the South Carolina Commissioner of Banking for the payment of cash dividends.

Under the terms of the Indenture relating to its junior subordinated debentures, as a consequence of deferral of interest payments, the Company has agreed not to declare or pay dividends or distributions on, or redeem, purchase, acquire or make a liquidation payment with respect to its common stock, subject to certain exceptions, including the issuance of stock dividends.  See Note 11 for further information about the junior subordinated debentures and the deferral of interest payments.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Use of Estimates, Policy [Policy Text Block]
Estimates - The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of income and expenses during the reporting periods.  Actual results could differ from those estimates.  The allowance for loan losses, other-than-temporary losses on investment securities, deferred tax assets, and fair values of financial instruments, including other real estate owned, are particularly subject to change.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk – Most of the Company’s business activity is with customers located in the South Carolina counties of Charleston, Berkeley, and Dorchester.  Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economy in these counties.

Risk characteristics present in the Company’s loan portfolio vary by portfolio segment but are largely influenced by current loan to value ratios for real estate secured loans.  During the last several years the Company has seen a decline in real estate values in its market area, adding risk to its loan portfolio.  As home prices in the Company’s market area have declined from the levels of five to seven years ago, loan to value ratios for Residential 1-4 Family and Multifamily loans have been affected.  These declines in market value are largely due to extra inventory on the market caused by the high volume of home foreclosures over the last several years.  These foreclosures have added additional unsold home inventory to the market and this extra inventory has discouraged new residential development and construction.  Therefore, loans collateralized by lots and raw land have also taken on additional risk during this period, as lots and raw land for construction are significantly diminished in value.  Loans secured by commercial real estate are at risk of deterioration during times of decreasing market rental rates and higher levels of unoccupied office space as has been the case in the Company’s market areas.  Commercial and industrial loans are made primarily for the purpose of financing equipment acquisition, expansion, working capital, and other general purposes.  Consumer loans are made for a variety of purposes, including but not limited to the financing of automobile, boat, and recreational vehicle purchases.  Risks inherent to commercial and industrial and consumer loans primarily relate to the overall state of the economy, especially in the Company’s market area. Elevated levels of unemployment and decreased consumer spending are economic risk factors which affect these types of loans.  Additionally, the potential deterioration of a borrower’s current financial condition is a risk characteristic present across the entire loan portfolio.  During the last several years of higher unemployment in the Company’s market area, the Company’s loan portfolio has experienced increased delinquencies and write-downs.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents  - Cash and cash equivalents may consist of cash on hand and due from banks, federal funds sold and securities purchased under agreements to resell. Generally, federal funds are sold for a one-day period and securities purchased under agreements to resell mature in less than 90 days.

Marketable Securities, Policy [Policy Text Block]
Investment Securities - The Company classifies investments in equity and debt securities into three categories:

Available-for-sale: These are securities which are not classified as either held to maturity or as trading securities. These securities are reported at fair value.  Unrealized gains and losses are reported, net of income taxes, as separate components of shareholders’ equity (accumulated other comprehensive income).  Gains or losses on dispositions of securities are based on the difference between the net proceeds and the adjusted carrying amount of the securities sold, using the specific identification method.  Premiums and discounts are amortized into interest income by a method that approximates a level yield.

Held-to-maturity: These are debt securities which the Company has the ability and intent to hold until maturity. These securities are stated at cost, adjusted for amortization of premiums and the accretion of discounts.  The Company has no held to maturity securities.

Trading: These are securities which are bought and held principally for the purpose of selling in the near future.  Trading securities are reported at fair market value, and related unrealized gains and losses are recognized in the income statement. The Company has no trading securities.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer.  Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings.  For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]
Loans Held-for-Sale - Loans held-for-sale consist of 1 - 4 family residential mortgage loans,  which are reported at the lower of cost or market value on an aggregate loan basis. Net unrealized losses, if any, are recognized through a valuation allowance.  Loans held for sale were reported at cost at December 31, 2012 and 2011, as there were no unrealized losses at either date.  Gains or losses realized on the sales of loans are recognized at the time of sale and are determined by the difference between the net sales proceeds and the carrying value of loans sold.

Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as free standing derivatives.  Fair values of these mortgage derivatives are estimated based on changes in mortgage interest rates from the date the interest on the loan is locked.  The Company enters into forward commitments for the future delivery of mortgage loans when interest rate locks are entered into, in order to hedge the change in interest rates resulting from its commitments to fund the loans.  Changes in the fair values of these derivatives are included in net gains on sales of loans.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loans and Interest Income on Loans – Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the principal balance outstanding, net of purchase premiums and discounts, and an allowance for loan losses.  The allowance for loan losses is deducted from total loans on the balance sheet.  Interest income is recognized on an accrual basis over the term of the loan based on the principal amount outstanding.

All types of loans are generally placed on non-accrual status when principal or interest becomes contractually ninety days past due, or when payment in full is not anticipated, unless the estimated net realizable value of collateral is sufficient to assure the likelihood of collection of the principal balance and accrued interest.  When a loan of any type is placed on non-accrual status, interest accrued but not received is generally reversed against interest income.  If collectability is in doubt, cash receipts on all types of non-accrual loans are not recorded as interest income, but are instead used to reduce principal.  Loans of all types are not returned to accrual status unless there has been an improvement in the borrower’s financial condition, generally supported by at least six months of timely loan payments, and in the case of certain commercial loans, financial statements.  Past due status for all types of loans is based on the contractual terms of the loans.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses - The allowance for loan losses is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and are classified as impaired.  Loans modified in a troubled debt restructuring accrue interest if their terms are at market rate and if they are performing in accordance with their modified terms.  Loans modified in a troubled debt restructuring do not accrue interest if their terms are below market rate or if they are not performing in accordance with their modified terms.  For accruing impaired loans, cash receipts are typically applied to principal and interest receivable in accordance with the terms of the restructured loan agreement.  Interest income is recognized on these loans using the accrual method of accounting.

If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral.  Generally, the Company accounts for impaired loans based on the value of the loans’ underlying collateral if it is considered more likely than not that repossession of the collateral is the most likely form of collection of the outstanding balance.  For impaired loans deemed more likely than not to perform according to their contractual terms, the present value of expected cash flows is used to determine impairment.  Troubled debt restructurings performing in accordance with their terms are measured for impairment using the present value of expected cash flows.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

For impaired loans where the ultimate collectability of principal and interest is in doubt, wholly or partially, all cash receipts are to be applied to principal.  Once the reported principal balance has been reduced to zero, future cash receipts are to be applied to interest income to the extent that any interest has been foregone. Further cash receipts are to be recorded as recoveries to the Allowance for Loan Losses of any amounts previously charged off.

Generally, all types of impaired loans with balances of $250,000 or greater are evaluated for impairment on an individual basis.  To the extent impairment is calculated for a loan evaluated on an individual basis, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral.  All types of impaired loans with balances less than $250,000 are generally collectively evaluated for impairment, and accordingly, they are not identified for impairment disclosures.

In determining the required general reserves portion of the allowance for loan losses, management calculates the historical losses experienced by loan type.   Management also considers a one year loss history for each loan type and calculates a corresponding quarterly weighted average delinquency rate by loan type for the same one year period, with loans past due 30-59 days given single weight, loans past due 60-89 days given double weight, and loans past due 90 days or more given triple weight.  Current weighted delinquency rates for loans in the various pools are then calculated and indexed to the historical weighted average delinquency rates.  The total balance by general reserve loan type is then multiplied by the average historical losses as adjusted by the indexed historical past due rate and this amount is added to required general reserves.  Management utilizes the one year time horizon for historical losses and delinquencies in order to capture more recent information relevant to the current credit cycle.

Management provides additional general reserves by loan type for loans with grades of 6 and higher which are not individually evaluated for impairment by multiplying the total balances of loans by loan type graded 6 and higher by the average default probabilities by these loan grades for the years 2009 and 2010.  These amounts are then multiplied by the average loss severities by loan type for the years 2009 and 2010 and these amounts are added to required general reserves.  Management elected to use the two year period from 2009 to 2010 for these calculations because the heavier than historical credit losses incurred during the current credit cycle began during 2009.

Several environmental factors are also incorporated into the general reserves portion of the allowance for loan losses.  These include reserves for loans with loans to value higher than the Company’s policy guidelines, loans with variable or adjustable rates of interest, and general loan portfolio growth.

As of December 31, 2012 and 2011, the Company’s impaired loans totaled $11,727,000 and $22,332,000, respectively, as discussed in Note 4.

Investment, Policy [Policy Text Block]
Federal Home Loan Bank (FHLB) Stock - The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment – Land is carried at cost.  Property, furniture and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Leases are amortized over their useful lives or the lease term whichever is shorter. Maintenance and repairs are charged to operations, while major improvements are capitalized.  Upon retirement, sale, or other disposition, the cost and accumulated depreciation are eliminated from the accounts, and gain or loss is included in income from operations.

Real Estate, Policy [Policy Text Block]
Other Real Estate Owned – Other real estate owned includes real estate acquired through foreclosure or deed in lieu of foreclosure.  Other real estate owned is initially recorded at its estimated fair market value less estimated selling costs.  Any write-downs at the dates of acquisition are charged to the allowance for loan losses.  Expenses to maintain such assets, subsequent write-downs, and gains and losses on disposal are included in other expenses.

Loan Commitments, Policy [Policy Text Block]
Loan Commitments and Related Financial Instruments - Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  Such financial instruments are recorded when they are funded.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Employee Benefit Plans - Employee 401(k) and profit sharing plan expense is the amount of matching contributions.  Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Life Settlement Contracts, Policy [Policy Text Block]	Company Owned Life Insurance – Company owned life insurance represents the cash value of policies on certain current and former officers of the Bank. There were no policies surrendered during 2012.
Income Tax, Policy [Policy Text Block]
Income Taxes - Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates.  A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Common Share -  Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period.

Earnings and dividends per share are restated for all stock splits and stock dividends through the date of issuance of the financial statements.  The Company issued stock dividends of 15% and 10% for the years ended December 31, 2012 and 2011, respectively.  These dividends were accounted for as stock splits, with all prior period share amounts retroactively restated.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income - Comprehensive income consists of net income (loss) and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

Commitments and Contingencies, Policy [Policy Text Block]
Loss Contingencies - Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.  Management does not believe there are currently any such matters that would have a material effect on the financial statements.

Stockholders' Equity, Policy [Policy Text Block]
Dividend Restrictions - Banking regulations require maintaining certain capital levels and may limit the dividends paid by the bank to the holding company or by the holding company to shareholders.  As long as there are preferred securities of the Southcoast Capital Trust III outstanding and the Company has elected to defer making interest payments with respect to the preferred securities as permitted by the terms of the preferred securities(which the Company has done beginning with the December 2011 payment), the Company may not declare or pay cash dividends on its common stock or redeem or repurchase any shares of its common stock, subject to certain minor exceptions, including stock dividends.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments - Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect these estimates.

Reclassification, Policy [Policy Text Block]
Reclassifications - Some items in the prior year financial statements were reclassified to conform to the current presentation.  Reclassifications had no effect on prior year net income or shareholders’ equity.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncements – There were no recently issued authoritative pronouncements that had a material impact on the Company’s accounting, reporting, or disclosures of financial information as of December 31, 2012.

Statement of Cash Flows (Member)
Cash and Cash Equivalents, Policy [Policy Text Block]
Statement of Cash Flows - For purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet caption "Cash and Due From Banks".  Cash and cash equivalents have an original maturity of three months or less.

Note 3 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
(Dollars in thousands)	December 31, 2012
	Amortized	Gross Unrealized			Estimated
	Cost	Gains	Losses		Fair Value
Available for sale
Mortgage backed
Government sponsored enterprises	$37,361	$590	$		$37,951
Municipal securities	5,061	358			5,419
Other	4,190	-		2,711	1,479

Total	$46,612	$948		$2,711	$44,849
	December 31, 2011
	Amortized	Gross Unrealized		Estimated
Available for sale	Cost	Gains	Losses	Fair Value
Mortgage backed
Government sponsored enterprises	$37,688	$544	$-	$38,232
Other	1,539	6	-	1,545
Municipal securities	7,190	415	-	7,605
Other	4,183	-	2,607	1,576
Total	$50,600	$965	$2,607	$48,958

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
(Amounts in thousands)	December 31, 2012
	Less than Twelve Months				Twelve Months or More		Total
	Fair Value		Unrealized Losses		Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Mortgage backed		$-		$-	$-	$-	$-	$-
Municipal securities		-		-	-	-	-	-
Other		-		-	1,479	2,711	1,479	2,711

Total	$		$		$1,479	$2,711	$1,479	$2,711
	December 31, 2011
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Mortgage backed	$-	$-	$-	$-	$-	$-
Municipal securities	-	-	-	-	-	-
Other	586	64	990	2,543	1,576	2,607

Total	$586	$64	$990	$2,543	$1,576	$2,607

Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
Tranche	Current Balance	Required Overcollateralization %	Current Overcollateralization %
A	$197,851	128.00%	121.06%
B	41,362	115.00%	100.13%
C	46,832	106.20%	83.74%
D	26,983	100.25%	76.52%
Income Notes	18,000	N/A	N/A

Unrealized Gain (Loss) on Investments [Table Text Block]
December 31, 2012
(Amounts in thousands)
	Security A	Security B

Book Value	$1,807	$1,733
Fair Value	$876	$25
Unrealized Loss	$931	$1,708
Number of underlying financial institution issuers	48	41
Number of deferrals and defaults	13	15
Additional expected deferrals/ defaults*	N/A	0/1
Excess Subordination as a percentage of performing collateral**	19.20%	N/A

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized Cost	Fair Value
Due after five but within ten years	$2,339	$2,495
Due after ten years	6,762	4,325
Mortgage backed	37,361	37,951
Equity securities with no maturity	150	78
Total investment securities available-for-sale	$46,612	$44,849

Realized Gain (Loss) on Investments [Table Text Block]
(Amounts in thousands)	Twelve Months Ending December 31,
	2012	2011

Proceeds	$22,268	$39,720
Gross Gains	626	893
Gross Losses	-	40

Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
(Dollars in thousands)	December 31, 2012	December 31, 2011
Real estate secured loans:
Residential 1-4 Family	$174,421	$166,414
Multifamily	5,555	5,144
Commercial	80,284	81,253
Construction and land development	40,305	39,241
Total real estate secured loans	300,565	292,052
Commercial and industrial	24,511	25,135
Consumer	1,915	2,037
Other	478	515
Total gross loans	327,469	319,739
Allowance for loan losses	(8,159)	(10,691)
	$319,310	$309,048

Financing Receivable Credit Quality Indicators [Table Text Block]
	Real Estate Secured
	Residential 1-4 Family		Multi Family			Commercial		Construction and Land Development
	2012	2011	2012		2011	2012	2011	2012	2011
Grade
1	$-	$-	$		$-	$-	$-	$-	$-
2	-	-			-	-	-	-	-
3	59,303	44,087		611	-	6,825	8,469	7,037	7,851
4	49,619	61,509		684	715	29,038	27,461	10,054	9,020
5	50,336	45,213		3,500	1,921	25,130	26,026	17,633	14,575
6	2,036	2,707		-	-	11,139	9,714	1,215	277
7	10,287	11,957		760	2,508	8,152	8,781	4,366	4,306
8	2,840	941			-	-	802	-	3,212
9	-	-		-	-	-	-	-	-
Total	$174,421	$166,414		$5,555	$5,144	$80,284	$81,253	$40,305	$39,241
	Non-Real Estate Secured
	Commercial		Consumer		Other		Total
	2012	2011	2012	2011	2012	2011	2012	2011
Grade
1	$2,329	$2,095	$55	$49	$-	$-	$2,384	$2,144
2	-	-	309	-	-	-	309	-
3	2,523	2,413	234	225	191	258	76,724	63,303
4	5,620	5,408	1,105	237	227	257	96,347	104,607
5	6,702	9,034	-	1,337	60	-	103,361	98,106
6	3,713	3,992	-	-	-	-	18,103	16,690
7	3,624	2,193	212	189	-	-	27,401	29,934
8	-	-	-	-	-	-	2,840	4,955
9	-	-	-	-	-	-	-	-
Total	$24,511	$25,135	$1,915	$2,037	$478	$515	$327,469	$319,739

Past Due Financing Receivables [Table Text Block]
Past Due Loans

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$2,712	$834	$5,385	$8,931	$165,490	$174,421	$-
Multifamily Residential	-	379	-	379	5,176	5,555	-
Commercial Real Estate	1,711	-	127	1,838	78,446	80,284	-
Construction and Land Development	182	-	999	1,181	39,124	40,305	-
Non-Real Estate Secured
Commercial and Industrial	686	29	394	1,109	23,402	24,511	-
Consumer and Other	20	11	54	85	2,308	2,393	-

Total (1)	$5,311	$1,253	$6,959	$13,523	$313,946	$327,469	$-
December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Real Estate Secured
1-4 Family Residential	$4,897	$957	$4,981	$10,835	$155,579	$166,414	$-
Multifamily Residential	391	-	1,318	1,709	3,435	5,144	-
Commercial Real Estate	387	3,503	962	4,852	76,401	81,253	-
Construction and Land Development	933	115	3,781	4,829	34,412	39,241	-
Non-Real Estate Secured
Commercial and Industrial	1,055	405	260	1,720	23,415	25,135	-
Consumer and Other	54	72	-	126	2,426	2,552	-

Total (1)	$7,717	$5,052	$11,302	$24,071	$295,668	$319,739	$-

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31, 2012	December 31, 2011

1-4 Family Residential	$6,821	$9,004
Multifamily Residential	-	1,318
Commercial Real Estate	531	5,749
Construction and Land Development	1,317	4,483
Commercial and Industrial	990	714
Consumer and Other	55	-
Total	$9,714	$21,268

Allowance for Credit Losses on Financing Receivables [Table Text Block]
(Dollars in thousands)	December 31, 2012	December 31, 2011

Balance, beginning of year	$10,691	$9,513
Provision for loan losses	880	10,023
Net charge offs	(3,412)	(8,845)
Balance, end of quarter	$8,159	$10,691

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	For the Year Ended December 31, 2012
	Beginning Balance	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
					General Reserves	Specific Reserves	Total
Real Estate Secured
1-4 Family Residential	$2,861	$(1,968)	$64	$1,355	$1,944	$368	$2,312
Multifamily Residential	297	-	18	(276)	39	-	39
Commercial Real Estate	2,409	(883)	1	(263)	1,188	76	1,264
Construction and Land Development	633	(617)	67	523	512	94	606
Non-Real Estate Secured
Commercial and Industrial	1,898	(65)	23	(532)	1,285	39	1,324
Consumer and Other	41	(54)	2	66	55	-	55
Other
Other General Reserves	1,515	-	-	424	1,939	-	1,939
Unallocated	1,037	-	-	(417)	620	-	620
Total	$10,691	$(3,587)	$175	$880	$7,582	$577	$8,159
	For the Year Ended December 31, 2011
	Beginning Balance	Charge Offs	Recoveries	Provisions	Ending Allowance for Loan Losses
					General Reserves	Specific Reserves	Total
Real Estate Secured
1-4 Family Residential	$2,532	$(1,119)	$125	$1,323	$1,763	$1,098	$2,861
Multifamily Residential	358	(502)	-	441	175	122	297
Commercial Real Estate	1,263	(2,116)	30	3,232	1,691	718	2,409
Construction and Land Development	2,972	(4,021)	124	1,558	625	8	633
Non-Real Estate Secured
Commercial and Industrial	619	(1,464)	125	2,618	1,898	-	1,898
Consumer and Other	124	(28)	1	(56)	41	-	41
Other
Other General Reserves	1,345	-	-	170	1,515	-	1,515
Unallocated	300	-	-	737	1,037	-	1,037
Total	$9,513	$(9,250)	$405	$10,023	$8,745	$1,946	$10,691

Schedule of Loans Evaluated For Impairment [Table Text Block]
Loans Receivable:	As of December 31, 2012
	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Real Estate Secured
1-4 Family Residential	$6,953	$167,468	$174,421
Multifamily Residential	382	5,173	5,555
Commercial Real Estate	531	79,753	80,284
Construction and Land
Development	830	39,475	40,305
Non Real Estate Secured
Commercial and Industrial	204	24,307	24,511
Consumer and Other	-	2,393	2,393
Total	$8,900	$318,569	$327,469
Loans Receivable:	As of December 31, 2011
	Individually evaluated for impairment	Collectively evaluated for impairment	Total
Real Estate Secured
1-4 Family Residential	$7,668	$158,746	$166,414
Multifamily Residential	2,117	3,027	5,144
Commercial Real Estate	5,568	75,685	81,253
Construction and Land
Development	4,216	35,025	39,241
Non Real Estate Secured
Commercial and Industrial	-	25,135	25,135
Consumer and Other	-	2,552	2,552
Total	$19,569	$300,170	$319,739

Impaired Financing Receivables [Table Text Block]
	Unpaid Principal Balance	Recorded Investment (1)	Related Allowance	Life to Date Charge offs	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
1-4 Family Residential	$5,430	$4,375	$-	$1,055	$4,960	$48
Multifamily Residential	382	382	-	-	429	30
Commercial Real Estate	-	-	-	-	-	-
Construction and Land
Development	353	353	-	-	352	-
Commercial and Industrial	74	74	-	-	74	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$2,616	$2,578	$367	$38	$2,642	$-
Multifamily Residential	-	-	-	-	-	-
Commercial Real Estate	531	531	76	-	548	-
Construction and Land
Development	477	477	95	-	478	-
Commercial and Industrial	130	130	39	-	131	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$8,046	$6,953	$367	$1,093	$7,602	$48
Multifamily Residential	382	382	-	-	429	30
Commercial Real Estate	531	531	76	-	548	-
Construction and Land
Development	830	830	95	-	830	-
Commercial and Industrial	204	204	39	-	205	-
Consumer and Other	-	-	-	-	-	-

Total	$9,993	$8,900	$577	$1,093	$9,614	$78
	Unpaid Principal Balance	Recorded Investment (1)	Related Allowance	Life to Date Charge offs	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
1-4 Family Residential	$2,805	$2,564	$-	$241	$2,603	$15
Multifamily Residential	1,131	1,131	-	-	1,224	-
Commercial Real Estate	2,602	2,175	-	427	2,366	-
Construction and Land
Development	6,533	4,141	-	2,392	5,773	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

With an allowance recorded:
1-4 Family Residential	$5,104	$5,104	$1,099	$-	$5,142	$5
Multifamily Residential	986	986	122	-	923	48
Commercial Real Estate	3,393	3,393	717	-	3,636	-
Construction and Land
Development	245	75	8	170	143	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total:
1-4 Family Residential	$7,909	$7,668	$1,099	$241	$7,745	$20
Multifamily Residential	2,117	2,117	122	-	2,147	48
Commercial Real Estate	5,995	5,568	717	427	6,002	-
Construction and Land
Development	6,778	4,216	8	2,562	5,916	-
Commercial and Industrial	-	-	-	-	-	-
Consumer and Other	-	-	-	-	-	-

Total	$22,799	$19,569	$1,946	$3,230	$21,810	$68

Note 5 - Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
(Dollars in thousands)				December 31,
	Estimated Useful Lives (in years)			2012	2011

Land				$7,867	$7,520
Furniture and equipment	3	-	10	3,751	4,743
Buildings and improvements	5	-	40	15,591	15,017
Construction in process				84	592
				27,293	27,872
Less accumulated depreciation				(5,640)	(5,895)
				$21,653	$21,977

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$400,000
2014	403,000
2015	404,000
2016	195,000
2017	179,000

Total	$1,581,000

Note 6 - Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Real Estate Properties [Table Text Block]
(Dollars in thousands)	Year Ended December 31
	2012	2011
Real estate acquired in settlement of loans, beginning of period	$9,322	$8,923
New real estate acquired in settlement of loans atower of fair value or principal balance	8,299	9,421
Capital expenditures on real estate acquired in settlement of loans	32	382
Sales of real estate acquired in settlement of loans	(8,971)	(6,818)
Gains on sale of real estate acquired in settlement of loans	1,240	519
Deferred gain on sale of real estate acquired in settlement of loans	-	144
Less: Impairment recognized	(303)	(3,249)
Real estate acquired in settlement of loans, end of period	$9,619	$9,322

Note 7 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deposit Accounts [Table Text Block]
(Dollars in thousands)	December 31,
	2012	2011
Noninterest bearing deposits	$38,797	$34,120
Interest bearing
NOW	55,282	56,286
Money market	35,889	33,815
Savings	24,074	25,701
Time, less than $100,000	105,262	124,428
Time, $100,000 and over	60,328	41,797
Total deposits	$319,632	$316,147

Schedule of Maturities of Time Deposits [Table Text Block]
(Dollars in thousands)

2013	$144,190
2014	15,752
2015	232
2016	5,407
2017	9
$165,590

Note 8 - Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-term Debt [Table Text Block]
(Dollars in thousands)	December 31,
	2012	2011
Balance at end of the year	$5,949	$6,850
Average balance during year	2,819	6,364
Average interest rate during year	0.24%	0.15%
Maximum month-end balance during the year	$7,500	$9,223

Note 9 - Advances from Federal Home Loan Bank (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
		December 31
Maturity	Rate	2012	2011
February 2012	0.14%	-	4,000
March 2012	0.14%	-	4,000
January 2013	0.18%	7,000	-
February 2013	Variable (0.36% at December 31, 2012)	5,000	-
September 2013	4.75%	-	10,000
June 2014	3.92%	-	2,000
July 2015	2.32%	10,000	-
July 2015	2.91%	2,000	-
October 2016	4.25%	5,000	5,000
November 2016	4.08%	5,000	5,000
January 2017	4.35%	5,000	5,000
January 2017	4.40%	5,000	5,000
January 2017	4.46%	5,000	5,000
January 2017	4.60%	5,000	5,000
March 2018	2.33%	5,000	5,000
April 2018	3.03%	5,000	5,000
		$64,000	$60,000

Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2012	2011
Income taxes currently payable
Federal	$-	$-
State	137	62
	137	62

Deferred tax expense (benefit)	1,046	(4,220)
Change in valuation allowance	(1,046)	8,734
	-	4,514

Expense	$137	$4,576

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollars in thousands)	December 31,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,774	$3,635
Allowance for impairment of other real estate owned	236	1,088
Net operating loss (NOL) carryforward	3,152	2,776
Unrealized loss on investment securities	568	568
Deferred revenue	207	131
Deferred compensation	533	461
Other	391	356
Total deferred tax assets	7,861	9,015

Deferred tax liabilities:
Depreciation	18	110
Prepaid expenses	77	93
Total deferred tax liabilities	95	203

Net deferred tax asset	7,766	8,812

Valuation allowance	(7,766)	(8,812)
Total net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2012		2011
	Amount	%	Amount	%
Tax expense (benefit) at statutory rate	$1,243	34%	$(4,047)	(34)%
Increase (decrease) in taxes resulting from: State tax (net of federal benefit)	90	3	(14)	-
Officers’ life insurance	(67)	(2)	(72)	(1)
Municipal interest	(74)	(2)	(123)	(1)
Other tax preference items	(9)	(1)	98	1
Valuation allowance change	(1,046)	(28)	8,734	73
Tax expense	$137	4%	$4,576	38%

Note 14 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
(Dollars in thousands)	December 31,
	2012	2011
Balance, beginning of year	$1,050	$2,147
New loans	736	11
Departure of related party	-	(543)
Repayments	(406)	(565)
Balance, end of year	$1,380	$1,050

Note 15 - Financial Instruments With Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
(in thousands)	December 31,
	2012	2011
Commitments to extend credit	$21,440	$18,340
Standby letters of credit	671	333

Note 19 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes			To Be Well- Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio		Amount	Ratio
December 31, 2012
The Company
Total capital (to risk-weighted assets)	$49,885	15.25%	$26,163	8.00	% (1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	45,745	13.99	13,081	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	45,745	10.47	17,474	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$46,897	14.43%	$26,008	8.00%		$32,510	10.00%
Tier 1 capital (to risk-weighted assets)	42,781	13.16	13,004	4.00		19,506	6.00
Tier 1 capital (to average assets)	42,781	9.94	17,224	4.00		21,530	5.00

December 31, 2011
The Company
Total capital (to risk-weighted assets)	$46,339	14.18%	$26,149	8.00	% (1)	N/A	N/A
Tier 1 capital (to risk-weighted assets)	42,172	12.90	13,074	4.00	(1)	N/A	N/A
Tier 1 capital (to average assets)	42,172	9.73	17,342	4.00	(1)	N/A	N/A

The Bank
Total capital (to risk-weighted assets)	$42,766	13.18%	$25,962	8.00%		$32,453	10.00%
Tier 1 capital (to risk-weighted assets)	38,620	11.90	12,981	4.00		19,472	6.00
Tier 1 capital (to average assets)	38,620	8.91	17,344	4.00		21,680	5.00

Note 20 - Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Level 3 Assets (Member)	Dec. 31, 2012 Trust Preferred Securities [Member]	Dec. 31, 2011 Prior Year [Member]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	December 31, 2012
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed
Government sponsored enterprises	$-	$37,951	$-	$37,951
Municipals	-	5,419	-	5,419
Other	-	78	1,401	1,479

Total assets at fair value	$-	$43,448	$1,401	$44,849
	December 31, 2011
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed
Government sponsored enterprises	$-	$38,232	$-	$38,232
Other	-	1,545	-	1,545
Municipals	-	7,605	-	7,605
Other	-	86	1,490	1,576

Total assets at fair value	$-	$47,468	$1,490	$48,958

	December 31, 2012	December 31, 2011

Beginning of Year Balance	$1,490	$1,195
Discount Accretion	7	9
Other-than-temporary impairment on available for sale securities	-	(176)
Unrealized Gain (Loss)	(96)	462
Ending Balance	$1,401	$1,490

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Valuation Techniques	Unobservable Inputs	Range
Impaired Loans

1 - 4 Family Residential	Sales comparison approach	Bank Owned Discount	10% - 20%
Multifamily Residential		Selling Costs	7% - 10%
Construction and Land Development		Appraisal Time Adjustment (in years)	0% - <1
20% - 1-2
25% - 2-3
30% -> 3

Commercial Real Estate	Sales comparison approach	Bank Owned Discount	10% -20%
		Selling Costs	7% -10%
		Appraisal Time Adjustment ( in years)	0% -<1
20% -1-2
25% -2-3
30% ->3
	Income approach	Capitalization Rate	8%- 12%

Other Real Estate Owned

Commercial Office Properties	Sales comparison approach	Bank Owned Discount	10% -20%
		Selling Costs	7% -10%
		Appraisal Time Adjustment (in years)	0% - <1
20% -1-2
25% - 2-3
30% - > 3
	Income approach	Capitalization Rate	8% - 12%

Commercial Lots	Sales comparison approach	Bank Owned Discount	10%- 20%
Residential 1 – 4 Family Lots		Selling Costs	7% -10%
Residential 1 – 4 Family Homes		Appraisal Time Adjustment (in years)	0% - < 1
Residential 1 – 4 Under Construction			20% -1-2
Multifamily Residential			25% -2-3
30% - >3

Security Type	Fair Value	Valuation Technique	Unobservable Input		Rates

Trust Preferred Securities	$901	Discounted cash flows	Discount rate (approximately)		15%
			Weighted default probability for deferring issuers (approximately)		60%
			Recovery rate on deferring issuers	10%	-	15%
			Default probability for current issuers	0.33%	-	7.50%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	December 31, 2012	December 31, 2011
Interest income on securities	$-	$-
Other than temporary impairment recorded in earnings	-	(176)
Total	$-	$(176)

Fair Value Measurements, Nonrecurring [Table Text Block]
	December 31, 2012
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Family Residential	$-	$-	$4,697	$4,697
Commercial & Industrial	-	-	91	91
Commercial Real Estate	-	-	455	455
Construction and Land Development	-	-	382	382
Other Real Estate Owned
Commercial Real Estate	-	-	100	100
Construction and Land Development	-	-	349	349

Total assets at fair value	$-	$-	$6,074	$6,074
	December 31, 2011
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Family Residential	$-	$-	$5,677	$5,677
Multifamily Residential	-	-	864	864
Commercial Real Estate	-	-	3,477	3,477
Construction and Land Development	-	-	3,204	3,204
Other Real Estate Owned
1 – 4 Family Residential	-	-	201	201
Multifamily Residential	-	-	556	556
Commercial Real Estate	-	-	1,192	1,192
Construction and Land Development	-	-	1,295	1,295

Total assets at fair value	$-	$-	$16,466	$16,466

Fair Value, by Balance Sheet Grouping [Table Text Block]
Fair Value Measurements at December 31, 2012 Using:
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$21,984	$21,984	$-	$-	$21,984
Available for sale investment securities	44,849	-	43,448	1,401	44,849
Federal Home Loan Bank Stock	3,518	N/A	N/A	N/A	N/A
Loans held for sale	1,789	-	1,789	-	1,789
Loans, net	319,310	-	-	320,772	320,772
Accrued interest receivable	1,253	-	139	1,114	1,253

Financial liabilities:
Deposits	319,632	155,651	166,200	-	321,851
Short term borrowings	5,949	-	5,949	-	5,949
Advances from Federal Home Loan Bank	64,000	-	69,921	-	69,921
Junior subordinated debentures	10,310	-	-	4,661	4,661
Accrued interest payable	980	22	699	259	980

	December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$18,037	$18,037
Available for sale investment securities	48,958	48,958
Federal Home Loan Bank Stock	3,487	N/A
Loans held for sale	995	995
Loans, net	309,048	308,507
Accrued interest receivable	1,329	1,329

Financial liabilities:
Deposits	316,147	313,613
Short term borrowings	6,850	6,850
Advances from Federal Home Loan Bank	60,000	66,309
Junior subordinated debentures	10,310	4,502
Accrued interest payable	700	700

Note 21 - Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
(Dollars in thousands)	December 31,
	2012	2011
ASSETS
Cash	$1,895	$2,101
Investments available for sale	78	86
Investment in subsidiaries	42,420	38,373
Property and equipment, net	1,871	1,885
Other assets	78	73
Total assets	$46,342	$42,518
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	$1,768	$1,396
Junior subordinated debentures	10,310	10,310
Shareholders’ equity	34,264	30,812
Total liabilities and shareholders’ equity	$46,342	$42,518

Schedule of Condensed Income Statement [Table Text Block]
(Dollars in thousands)	For the years ended December 31,
	2012	2011
Income
Other	$-	$136
Expenses	(643)	(663)
Loss before income taxes	(643)	(527)
Income tax expense	-	(940)
Loss before equity in undistributed net income (loss) of subsidiaries	(643)	(1,467)
Equity in undistributed net income (loss) of subsidiaries	4,161	(15,013)
Net income (loss)	$3,518	$(16,480)

Schedule of Condensed Cash Flow Statement [Table Text Block]
(Dollars in thousands)	For the years ended December 31,
	2012	2011
Operating Activities
Net income (loss)	$3,518	$(16,480)
Adjustments to reconcile net income (loss) to net cash used by operating activities
Equity in undistributed net (income) losses of subsidiaries	(4,161)	15,013
Depreciation	16	19
Decrease in deferred taxes	-	1,130
Increase in other assets	(5)	(1)
Increase in other liabilities	372	186
Net cash used by operating activities	(260)	(133)
Investing activities
Capital contributions to subsidiaries	-	(221)
Decrease in loans, net	-	-
Purchase of property and equipment	-	(7)
Net cash used by investing activities	-	(228)
Financing activities
Decrease in other borrowings	-	-
Net proceeds from issuance of stock	54	124
Net cash provided by financing activities	54	124
Net change in cash	(206)	(237)
Cash, beginning of year	2,101	2,338
Cash, end of year	$1,895	$2,101

Schedule of Quarterly Financial Information [Table Text Block]
2012	Low	High
Fourth Quarter	$3.57	$5.10
Third Quarter	$1.91	$3.70
Second Quarter	$1.27	$2.26
First Quarter	$1.17	$1.48
2011
Fourth Quarter	$1.15	$1.66
Third Quarter	$1.43	$2.74
Second Quarter	$2.42	$2.88
First Quarter	$2.21	$2.81

Note 1 - Summary of Significant Accounting Policies and Activities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Minimum Loan Balance for Individual Impairment Evaluation (in Dollars)	$ 250,000
Maximum Loan Amount for Collective Impairment Evaluation (in Dollars)	250,000
Impaired Financing Receivable, Recorded Investment (in Dollars)	$ 11,727,000	$ 22,332,000
	15.00%	10.00%

Note 2 - Restrictions On Cash And Due From Banks (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Minimum Reserve Requirements	$ 3,684,000	$ 4,293,000

Note 3 - Investment Securities (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		$ 2,711,000	$ 2,543,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions		4	2
Percentage of Unrealized Losses		100.00%	98.00%
Available-for-sale Securities, Amortized Cost Basis		46,612,000	50,600,000
Available-for-sale Securities, Fair Value Disclosure		44,849,000	48,958,000
Available-for-sale Securities Pledged as Collateral		233,567,000
Principal and Interest, Percent		100.00%
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	176,000		176,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities			(1,093,000)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Default Rate			50.00%
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax		0	307,000
Investment Securities [Member]
Available-for-sale Securities, Amortized Cost Basis			1,599,000
Available-for-sale Securities, Fair Value Disclosure			1,625,000
Fixed Income Investments [Member]
Available-for-sale Securities, Amortized Cost Basis			1,800,000
Available-for-sale Securities, Fair Value Disclosure			876,000
Payment in Kind (PIK) Note [Member]
Available-for-sale Securities, Amortized Cost Basis			1,700,000
Available-for-sale Securities, Fair Value Disclosure			25,000
Securities Pledged as Collateral [Member]
Available-for-sale Securities, Amortized Cost Basis			22,790,000
Available-for-sale Securities, Fair Value Disclosure			$ 23,222,000

Note 3 - Investment Securities (Detail) - Amortized Cost and Fair Value of Investment Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available for sale
Amortized Cost	$ 46,612,000	$ 50,600,000
Gross Unrealized Gains	948,000	965,000
Gross Unrealized Losses	2,711,000	2,607,000
Estimated Fair Value	44,849,000	48,958,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available for sale
Amortized Cost	37,361,000	37,688,000
Gross Unrealized Gains	590,000	544,000
Estimated Fair Value	37,951,000	38,232,000
US States and Political Subdivisions Debt Securities [Member]
Available for sale
Amortized Cost	5,061,000	7,190,000
Gross Unrealized Gains	358,000	415,000
Estimated Fair Value	5,419,000	7,605,000
Other Debt Obligations [Member]
Available for sale
Amortized Cost	4,190,000	4,183,000
Gross Unrealized Losses	2,711,000	2,607,000
Estimated Fair Value	1,479,000	1,576,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available for sale
Amortized Cost		1,539,000
Gross Unrealized Gains		6,000
Estimated Fair Value		$ 1,545,000

Note 3 - Investment Securities (Detail) - Available For Sale Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value		$ 586,000
Unrealized Losses		64,000
Fair Value	1,479,000	990,000
Unrealized Losses	2,711,000	2,543,000
Fair Value	1,479,000	1,576,000
Unrealized Losses	2,711,000	2,607,000
Collateralized Mortgage Backed Securities [Member]
Fair Value	0
Unrealized Losses	0
Fair Value	0
Unrealized Losses	0
Fair Value	0
Unrealized Losses	0
US States and Political Subdivisions Debt Securities [Member]
Fair Value	0
Unrealized Losses	0
Fair Value	0
Unrealized Losses	0
Fair Value	0
Unrealized Losses	0
Other Debt Obligations [Member]
Fair Value		586,000
Unrealized Losses		64,000
Fair Value	1,479,000	990,000
Unrealized Losses	2,711,000	2,543,000
Fair Value	1,479,000	1,576,000
Unrealized Losses	$ 2,711,000	$ 2,607,000

Note 3 - Investment Securities (Detail) - Balance and Overcollateralization for Individual Tranches (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Current Balance (in Dollars)	18,000
Required Overcollateralization [Member] | Tranche A [Member]
Overcollateralization %	128.00%
Required Overcollateralization [Member] | Tranche B [Member]
Overcollateralization %	115.00%
Required Overcollateralization [Member] | Tranche C [Member]
Overcollateralization %	106.20%
Required Overcollateralization [Member] | Tranche D [Member]
Overcollateralization %	100.25%
Current Overcollateralization [Member] | Tranche A [Member]
Overcollateralization %	121.06%
Current Overcollateralization [Member] | Tranche B [Member]
Overcollateralization %	100.13%
Current Overcollateralization [Member] | Tranche C [Member]
Overcollateralization %	83.74%
Current Overcollateralization [Member] | Tranche D [Member]
Overcollateralization %	76.52%
Tranche A [Member]
Current Balance (in Dollars)	197,851
Tranche B [Member]
Current Balance (in Dollars)	41,362
Tranche C [Member]
Current Balance (in Dollars)	46,832
Tranche D [Member]
Current Balance (in Dollars)	26,983

Note 3 - Investment Securities (Detail) - Trust Preferred Securities (USD $)	12 Months Ended
	Dec. 31, 2012
Book Value (in Dollars)	$ 500,000
Security A [Member]
Book Value (in Dollars)	1,807,000
Fair Value (in Dollars)	876,000
Unrealized Loss (in Dollars)	931,000
Number of underlying financial institution issuers	48
Number of deferrals and defaults	13
Additional expected deferrals/ defaults*		[1]
Excess Subordination as a percentage of performing collateral**	19.20%	[2]
Security B [Member]
Book Value (in Dollars)	1,733,000
Fair Value (in Dollars)	25,000
Unrealized Loss (in Dollars)	$ 1,708,000
Number of underlying financial institution issuers	41
Number of deferrals and defaults	15
Additional expected deferrals/ defaults*		[1]
Excess Subordination as a percentage of performing collateral**		[2]

[1]	No assessment of these numbers was made for Security A as it was not modeled for cash flows due to its current payment status and its excess subordination. For Security B, this includes issuers for which there is an estimated probability of deferral or default of 50% or greater. None of the remaining performing collateral was projected as a future deferral or default, due to low Texas ratios; one deferring issuer was projected to default.
[2]	Security B is in a support tranche and has no excess subordination.

Note 3 - Investment Securities (Detail) - Contractual Maturity of Available-for-Sale Securities [Member] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due after five but within ten years	$ 2,339,000
Due after five but within ten years	2,495,000
Due after ten years	6,762,000
Due after ten years	4,325,000
Total investment securities available-for-sale	46,612,000	50,600,000
Total investment securities available-for-sale	44,849,000	48,958,000
Collateralized Mortgage Backed Securities [Member]
Equity securities with no maturity amortized cost	37,361,000
Equity securities with no maturity fair value	37,951,000
Equity Securities with No Maturity [Member]
Equity securities with no maturity amortized cost	150,000
Equity securities with no maturity fair value	$ 78,000

Note 3 - Investment Securities (Detail) - Proceeds from Sales of Securities and the Associated Gains (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Proceeds	$ 22,268	$ 39,720
Gross Gains	626	893
Gross Losses		$ 40

Note 4 - Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 9,714,000		$ 21,268,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	777,000		1,400,000
Impaired Financing Receivable, Recorded Investment	11,727,000		22,332,000
Financing Receivable, Individually Evaluated for Impairment	8,900,000	[1]	19,569,000	[1]
Financing Receivable, Modifications, Recorded Investment	4,600,000		4,200,000
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income	93,000		73,000
Impaired Financing Receivable, Interest Income, Accrual Method	78,000		68,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	573,000
Threshold for Impairment Evaluation	250,000
Including Non-Accrual Loans and TDRs [Member]
Impaired Financing Receivable, Recorded Investment	11,700,000		22,300,000
Interest Income Restructured Terms [Member]
Impaired Financing Receivable, Interest Income, Accrual Method	92,000		72,000
Three Loans [Member]
Financing Receivable, Modifications, Recorded Investment	3,100,000
One Loan [Member]
Financing Receivable, Modifications, Recorded Investment	$ 1,700,000

[1]	Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.

Note 4 - Loans (Detail) - Loan Composition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial	$ 80,284	$ 81,253
Construction and land development	40,305	39,241
Total real estate secured loans	300,565	292,052
Commercial and industrial	24,511	25,135
Consumer	1,915	2,037
Other	478	515
Total gross loans	327,469	319,739
Allowance for loan losses	(8,159)	(10,691)
	319,310	309,048
Residential 1-4 Family [Member]
Real Estate Secured Loans	174,421	166,414
Multifamily [Member]
Real Estate Secured Loans	$ 5,555	$ 5,144

Note 4 - Loans (Detail) - Credit Risk Profile by Creditworthiness Category (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable	$ 11,727,000	$ 22,332,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	59,303,000	44,087,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	49,619,000	61,509,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	50,336,000	45,213,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 6 [Member]
Financing Receivable	2,036,000	2,707,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	10,287,000	11,957,000
Residential 1-4 Family [Member] | Real Estate Secured [Member] | Grade 8 [Member]
Financing Receivable	2,840,000	941,000
Residential 1-4 Family [Member] | Real Estate Secured [Member]
Financing Receivable	174,421,000	166,414,000
Multifamily [Member] | Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	611,000
Multifamily [Member] | Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	684,000	715,000
Multifamily [Member] | Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	3,500,000	1,921,000
Multifamily [Member] | Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	760,000	2,508,000
Multifamily [Member] | Real Estate Secured [Member]
Financing Receivable	5,555,000	5,144,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	6,825,000	8,469,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	29,038,000	27,461,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	25,130,000	26,026,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 6 [Member]
Financing Receivable	11,139,000	9,714,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	8,152,000	8,781,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member] | Grade 8 [Member]
Financing Receivable		802,000
Commercial Real Estate Other Receivable [Member] | Real Estate Secured [Member]
Financing Receivable	80,284,000	81,253,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	7,037,000	7,851,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	10,054,000	9,020,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	17,633,000	14,575,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 6 [Member]
Financing Receivable	1,215,000	277,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	4,366,000	4,306,000
Construction and Land Development [Member] | Real Estate Secured [Member] | Grade 8 [Member]
Financing Receivable		3,212,000
Construction and Land Development [Member] | Real Estate Secured [Member]
Financing Receivable	40,305,000	39,241,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 1 [Member]
Financing Receivable	2,329,000	2,095,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	2,523,000	2,413,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	5,620,000	5,408,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	6,702,000	9,034,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 6 [Member]
Financing Receivable	3,713,000	3,992,000
Commercial [Member] | Non-Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	3,624,000	2,193,000
Commercial [Member] | Non-Real Estate Secured [Member]
Financing Receivable	24,511,000	25,135,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 1 [Member]
Financing Receivable	55,000	49,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 2 [Member]
Financing Receivable	309,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	234,000	225,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	1,105,000	237,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable		1,337,000
Consumer [Member] | Non-Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	212,000	189,000
Consumer [Member] | Non-Real Estate Secured [Member]
Financing Receivable	1,915,000	2,037,000
Consumer Other Financing Receivable [Member] | Non-Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	191,000	258,000
Consumer Other Financing Receivable [Member] | Non-Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	227,000	257,000
Consumer Other Financing Receivable [Member] | Non-Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	60,000
Consumer Other Financing Receivable [Member] | Non-Real Estate Secured [Member]
Financing Receivable	478,000	515,000
Non-Real Estate Secured [Member] | Grade 1 [Member]
Financing Receivable	2,384,000	2,144,000
Non-Real Estate Secured [Member] | Grade 2 [Member]
Financing Receivable	309,000
Non-Real Estate Secured [Member] | Grade 3 [Member]
Financing Receivable	76,724,000	63,303,000
Non-Real Estate Secured [Member] | Grade 4 [Member]
Financing Receivable	96,347,000	104,607,000
Non-Real Estate Secured [Member] | Grade 5 [Member]
Financing Receivable	103,361,000	98,106,000
Non-Real Estate Secured [Member] | Grade 6 [Member]
Financing Receivable	18,103,000	16,690,000
Non-Real Estate Secured [Member] | Grade 7 [Member]
Financing Receivable	27,401,000	29,934,000
Non-Real Estate Secured [Member] | Grade 8 [Member]
Financing Receivable	2,840,000	4,955,000
Non-Real Estate Secured [Member]
Financing Receivable	$ 327,469,000	$ 319,739,000

Note 4 - Loans (Detail) - Past Due Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
30-59 Days Past Due	$ 5,311	$ 7,717
60-89 Days Past Due	1,253	5,052
Greater Than 90 Days	6,959	11,302
Total Past Due	13,523	24,071
Current	313,946	295,668
Total Loans Receivable	327,469	319,739
Real Estate Secured [Member] | Residential 1-4 Family [Member]
30-59 Days Past Due	2,712	4,897
60-89 Days Past Due	834	957
Greater Than 90 Days	5,385	4,981
Total Past Due	8,931	10,835
Current	165,490	155,579
Total Loans Receivable	174,421	166,414
Real Estate Secured [Member] | Multifamily [Member]
30-59 Days Past Due		391
60-89 Days Past Due	379
Greater Than 90 Days		1,318
Total Past Due	379	1,709
Current	5,176	3,435
Total Loans Receivable	5,555	5,144
Real Estate Secured [Member] | Commercial Real Estate Portfolio Segment [Member]
30-59 Days Past Due	1,711	387
60-89 Days Past Due		3,503
Greater Than 90 Days	127	962
Total Past Due	1,838	4,852
Current	78,446	76,401
Total Loans Receivable	80,284	81,253
Real Estate Secured [Member] | Construction and Land Development [Member]
30-59 Days Past Due	182	933
60-89 Days Past Due		115
Greater Than 90 Days	999	3,781
Total Past Due	1,181	4,829
Current	39,124	34,412
Total Loans Receivable	40,305	39,241
Non-Real Estate Secured [Member] | Commercial and Industrial [Member]
30-59 Days Past Due	686	1,055
60-89 Days Past Due	29	405
Greater Than 90 Days	394	260
Total Past Due	1,109	1,720
Current	23,402	23,415
Total Loans Receivable	24,511	25,135
Non-Real Estate Secured [Member] | Consumer Portfolio Segment [Member]
30-59 Days Past Due	20	54
60-89 Days Past Due	11	72
Greater Than 90 Days	54
Total Past Due	85	126
Current	2,308	2,426
Total Loans Receivable	$ 2,393	$ 2,552

Note 4 - Loans (Detail) - Non Accrual Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual loans	$ 9,714	$ 21,268
Residential 1-4 Family Prime [Member]
Nonaccrual loans	6,821	9,004
Multifamily [Member]
Nonaccrual loans		1,318
Commercial Real Estate Other Receivable [Member]
Nonaccrual loans	531	5,749
Construction and Land Development [Member]
Nonaccrual loans	1,317	4,483
Commercial and Industrial [Member]
Nonaccrual loans	990	714
Consumer Other Financing Receivable [Member]
Nonaccrual loans	$ 55

Note 4 - Loans (Detail) - Allowance For Loan Losses Activity (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of year	$ 10,691	$ 9,513
Provision for loan losses	880	10,023
Net charge offs	(3,412)	(8,845)
Balance, end of quarter	$ 8,159	$ 10,691

Note 4 - Loans (Detail) - Allowance For Loan Losses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 8,159	$ 10,691	$ 9,513
Charge Offs	(3,587)	(9,250)
Recoveries	175	405
Provisions	880	10,023
Real Estate Secured [Member] | Residential 1-4 Family [Member] | Beginning Balance [Member]
Balance	2,861	2,532
Real Estate Secured [Member] | Residential 1-4 Family [Member] | General Reserves [Member]
Balance	1,944	1,763
Real Estate Secured [Member] | Residential 1-4 Family [Member] | Specific Reserves [Member]
Balance	368	1,098
Real Estate Secured [Member] | Residential 1-4 Family [Member] | Ending Balance [Member]
Balance	2,312	2,861
Real Estate Secured [Member] | Residential 1-4 Family [Member]
Charge Offs	(1,968)	(1,119)
Recoveries	64	125
Provisions	1,355	1,323
Real Estate Secured [Member] | Multifamily [Member] | Beginning Balance [Member]
Balance	297	358
Real Estate Secured [Member] | Multifamily [Member] | General Reserves [Member]
Balance	39	175
Real Estate Secured [Member] | Multifamily [Member] | Specific Reserves [Member]
Balance		122
Real Estate Secured [Member] | Multifamily [Member] | Ending Balance [Member]
Balance	39	297
Real Estate Secured [Member] | Multifamily [Member]
Charge Offs		(502)
Recoveries	18
Provisions	(276)	441
Real Estate Secured [Member] | Real Estate Commercial [Member] | Beginning Balance [Member]
Balance	2,409	1,263
Real Estate Secured [Member] | Real Estate Commercial [Member] | General Reserves [Member]
Balance	1,188	1,691
Real Estate Secured [Member] | Real Estate Commercial [Member] | Specific Reserves [Member]
Balance	76	718
Real Estate Secured [Member] | Real Estate Commercial [Member] | Ending Balance [Member]
Balance	1,264	2,409
Real Estate Secured [Member] | Real Estate Commercial [Member]
Charge Offs	(883)	(2,116)
Recoveries	1	30
Provisions	(263)	3,232
Real Estate Secured [Member] | Construction and Land Development [Member] | Beginning Balance [Member]
Balance	633	2,972
Real Estate Secured [Member] | Construction and Land Development [Member] | General Reserves [Member]
Balance	512	625
Real Estate Secured [Member] | Construction and Land Development [Member] | Specific Reserves [Member]
Balance	94	8
Real Estate Secured [Member] | Construction and Land Development [Member] | Ending Balance [Member]
Balance	606	633
Real Estate Secured [Member] | Construction and Land Development [Member]
Charge Offs	(617)	(4,021)
Recoveries	67	124
Provisions	523	1,558
Non-Real Estate Secured [Member] | Commercial and Industrial [Member] | Beginning Balance [Member]
Balance	1,898	619
Non-Real Estate Secured [Member] | Commercial and Industrial [Member] | General Reserves [Member]
Balance	1,285	1,898
Non-Real Estate Secured [Member] | Commercial and Industrial [Member] | Specific Reserves [Member]
Balance	39
Non-Real Estate Secured [Member] | Commercial and Industrial [Member] | Ending Balance [Member]
Balance	1,324	1,898
Non-Real Estate Secured [Member] | Commercial and Industrial [Member]
Charge Offs	(65)	(1,464)
Recoveries	23	125
Provisions	(532)	2,618
Non-Real Estate Secured [Member] | Consumer and Other [Member] | Beginning Balance [Member]
Balance	41	124
Non-Real Estate Secured [Member] | Consumer and Other [Member] | General Reserves [Member]
Balance	55	41
Non-Real Estate Secured [Member] | Consumer and Other [Member] | Ending Balance [Member]
Balance	55	41
Non-Real Estate Secured [Member] | Consumer and Other [Member]
Charge Offs	(54)	(28)
Recoveries	2	1
Provisions	66	(56)
Other Loan Type [Member] | Other General Reserves [Member] | Beginning Balance [Member]
Balance	1,515	1,345
Other Loan Type [Member] | Other General Reserves [Member] | General Reserves [Member]
Balance	1,939	1,515
Other Loan Type [Member] | Other General Reserves [Member] | Ending Balance [Member]
Balance	1,939	1,515
Other Loan Type [Member] | Other General Reserves [Member]
Provisions	424	170
Other Loan Type [Member] | Unallocated [Member] | Beginning Balance [Member]
Balance	1,037	300
Other Loan Type [Member] | Unallocated [Member] | General Reserves [Member]
Balance	620	1,037
Other Loan Type [Member] | Unallocated [Member] | Ending Balance [Member]
Balance	620	1,037
Other Loan Type [Member] | Unallocated [Member]
Provisions	(417)	737
Beginning Balance [Member]
Balance	10,691	9,513
General Reserves [Member]
Balance	7,582	8,745
Specific Reserves [Member]
Balance	577	1,946
Ending Balance [Member]
Balance	$ 8,159	$ 10,691

Note 4 - Loans (Detail) - Loans Evaluated For Impairment (USD $)	Dec. 31, 2012		Dec. 31, 2011
Individually Evaluated for Impairment	$ 8,900,000	[1]	$ 19,569,000	[1]
Collectively Evaluated for Impairment	318,569,000		300,170,000
Total	327,469,000		319,739,000
Real Estate Secured [Member] | Residential 1-4 Family [Member]
Individually Evaluated for Impairment	6,953,000		7,668,000
Collectively Evaluated for Impairment	167,468,000		158,746,000
Total	174,421,000		166,414,000
Real Estate Secured [Member] | Multifamily [Member]
Individually Evaluated for Impairment	382,000		2,117,000
Collectively Evaluated for Impairment	5,173,000		3,027,000
Total	5,555,000		5,144,000
Real Estate Secured [Member] | Commercial Real Estate Portfolio Segment [Member]
Individually Evaluated for Impairment	531,000		5,568,000
Collectively Evaluated for Impairment	79,753,000		75,685,000
Total	80,284,000		81,253,000
Real Estate Secured [Member] | Construction and Land Development [Member]
Individually Evaluated for Impairment	830,000		4,216,000
Collectively Evaluated for Impairment	39,475,000		35,025,000
Total	40,305,000		39,241,000
Non-Real Estate Secured [Member] | Commercial and Industrial [Member]
Individually Evaluated for Impairment	204,000
Collectively Evaluated for Impairment	24,307,000		25,135,000
Total	24,511,000		25,135,000
Non-Real Estate Secured [Member] | Consumer and Other [Member]
Collectively Evaluated for Impairment	2,393,000		2,552,000
Total	$ 2,393,000		$ 2,552,000

[1]	Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.

Note 4 - Loans (Detail) - Impaired Loans (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
With an allowance recorded:
Related Allowance	$ 577,000		$ 1,946,000
Total:
Unpaid Principal Balance	9,993,000		22,799,000
Recorded Investment	8,900,000	[1]	19,569,000	[1]
Related Allowance	577,000		1,946,000
Life to Date Charge offs	1,093,000		3,230,000
Average Recorded Investment	9,614,000		21,810,000
Interest Income Recognized	78,000		68,000
Residential 1-4 Family Prime [Member]
With no related allowance recorded:
Unpaid Principal Balance	5,430,000		2,805,000
Recorded Investment	4,375,000	[1]	2,564,000	[1]
Life to Date Charge offs	1,055,000		241,000
Average Recorded Investment	4,960,000		2,603,000
Interest Income Recognized	48,000		15,000
With an allowance recorded:
Unpaid Principal Balance	2,616,000		5,104,000
Recorded Investment	2,578,000	[1]	5,104,000	[1]
Related Allowance	367,000		1,099,000
Life to Date Charge offs	38,000
Average Recorded Investment	2,642,000		5,142,000
Interest Income Recognized			5,000
Total:
Unpaid Principal Balance	8,046,000		7,909,000
Recorded Investment	6,953,000	[1]	7,668,000	[1]
Related Allowance	367,000		1,099,000
Life to Date Charge offs	1,093,000		241,000
Average Recorded Investment	7,602,000		7,745,000
Interest Income Recognized	48,000		20,000
Multifamily [Member]
With no related allowance recorded:
Unpaid Principal Balance	382,000		1,131,000
Recorded Investment	382,000	[1]	1,131,000	[1]
Average Recorded Investment	429,000		1,224,000
Interest Income Recognized	30,000
With an allowance recorded:
Unpaid Principal Balance			986,000
Recorded Investment		[1]	986,000	[1]
Related Allowance			122,000
Average Recorded Investment			923,000
Interest Income Recognized			48,000
Total:
Unpaid Principal Balance	382,000		2,117,000
Recorded Investment	382,000	[1]	2,117,000	[1]
Related Allowance			122,000
Average Recorded Investment	429,000		2,147,000
Interest Income Recognized	30,000		48,000
Commercial Real Estate Other Receivable [Member]
With no related allowance recorded:
Unpaid Principal Balance			2,602,000
Recorded Investment		[1]	2,175,000	[1]
Life to Date Charge offs			427,000
Average Recorded Investment			2,366,000
With an allowance recorded:
Unpaid Principal Balance	531,000		3,393,000
Recorded Investment	531,000	[1]	3,393,000	[1]
Related Allowance	76,000		717,000
Average Recorded Investment	548,000		3,636,000
Total:
Unpaid Principal Balance	531,000		5,995,000
Recorded Investment	531,000	[1]	5,568,000	[1]
Related Allowance	76,000		717,000
Life to Date Charge offs			427,000
Average Recorded Investment	548,000		6,002,000
Construction and Land Development [Member]
With no related allowance recorded:
Unpaid Principal Balance	353,000		6,533,000
Recorded Investment	353,000		4,141,000
Life to Date Charge offs			2,392,000
Average Recorded Investment	352,000		5,773,000
With an allowance recorded:
Unpaid Principal Balance	477,000		245,000
Recorded Investment	477,000		75,000
Related Allowance	95,000		8,000
Life to Date Charge offs			170,000
Average Recorded Investment	478,000		143,000
Total:
Unpaid Principal Balance	830,000		6,778,000
Recorded Investment	830,000		4,216,000
Related Allowance	95,000		8,000
Life to Date Charge offs			2,562,000
Average Recorded Investment	830,000		5,916,000
Commercial and Industrial [Member]
With no related allowance recorded:
Unpaid Principal Balance	74,000
Recorded Investment	74,000	[1]		[1]
Average Recorded Investment	74,000
With an allowance recorded:
Unpaid Principal Balance	130,000
Recorded Investment	130,000	[1]		[1]
Related Allowance	39,000
Average Recorded Investment	131,000
Total:
Unpaid Principal Balance	204,000
Recorded Investment	204,000	[1]		[1]
Related Allowance	39,000
Average Recorded Investment	205,000
Consumer Other Financing Receivable [Member]
With no related allowance recorded:
Recorded Investment		[1]		[1]
With an allowance recorded:
Recorded Investment		[1]		[1]
Total:
Recorded Investment		[1]		[1]

[1]	Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.

Note 5 - Property And Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Construction in Progress, Gross	$ 84,000	$ 592,000
Proceeds from Sale of Property, Plant, and Equipment	1,267,000	6,000
Property, Plant and Equipment, Disposals	1,075,000	32,000
Gain (Loss) on Sale of Property Plant Equipment	192,000	(26,000)
Depreciation	864,000	948,000
Operating Leases, Rent Expense	367,000	341,000
Hilton Head Market (Member)
Proceeds from Sale of Property, Plant, and Equipment	612,000
Property, Plant and Equipment, Disposals	592,000
Gain (Loss) on Sale of Property Plant Equipment	20,000
Monthly Expense on ATM Machines [Member]
Operating Leases, Rent Expense		$ 16,000

Note 5 - Property And Equipment (Detail) - Property and Equipment (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Land	$ 7,867,000	$ 7,520,000
Construction in process	84,000	592,000
	27,293,000	27,872,000
Less accumulated depreciation	(5,640,000)	(5,895,000)
	21,653,000	21,977,000
Lower Limit (Member) | Furniture and Equipment (Member)
Furniture and equipment	3
Lower Limit (Member) | Buildings and Improvements (Member)
Buildings and improvements	5 years
Upper Limit (Member) | Furniture and Equipment (Member)
Furniture and equipment	10
Upper Limit (Member) | Buildings and Improvements (Member)
Buildings and improvements	40 years
Furniture and Equipment (Member)
Furniture and equipment	-
Furniture and equipment	3,751,000	4,743,000
Buildings and Improvements (Member)
Buildings and improvements	$ 15,591,000	$ 15,017,000

Note 5 - Property And Equipment (Detail) - Minimum Future Rental Payments Under Non-Cancelable Operating Leases (USD $)	Dec. 31, 2012
2013	$ 400,000
2014	403,000
2015	404,000
2016	195,000
2017	179,000
Total	$ 1,581,000

Note 6 - Other Real Estate Owned (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 9,619,000	$ 9,322,000
Proceeds from Sale of Other Real Estate	6,654,000	3,230,000
Sale of Property, Loans to Facilitate Sale of Property, Gross	2,317,000	3,588,000
	0	144,000
Impairment of Real Estate	303,000	3,249,000
Construction and Land Development [Member]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	3,774,000
Real Estate Commercial [Member]
Other Real Estate, Foreclosed Assets, and Repossessed Assets		4,941,000
Loans Made to Facilitate Sale of Property [Member]
Proceeds from Sale of Other Real Estate	2,738,000	4,183,000
Gross Amount [Member]
Proceeds from Sale of Other Real Estate	$ 8,971,000	$ 6,818,000

Note 6 - Other Real Estate Owned (Detail) - Other Real Estate Owned (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real estate acquired in settlement of loans, beginning of period	$ 9,322,000	$ 8,923,000
New real estate acquired in settlement of loans atower of fair value or principal balance	8,299,000	9,421,000
Capital expenditures on real estate acquired in settlement of loans	32,000	382,000
Sales of real estate acquired in settlement of loans	(8,971,000)	(6,818,000)
Gains on sale of real estate acquired in settlement of loans	1,240,000	519,000
Deferred gain on sale of real estate acquired in settlement of loans	0	144,000
Less: Impairment recognized	(303,000)	(3,249,000)
Real estate acquired in settlement of loans, end of period	$ 9,619,000	$ 9,322,000

Note 7 - Deposits (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011 Brokered and Wholesale Deposits [Member] Minimum [Member]	Dec. 31, 2010 Brokered and Wholesale Deposits [Member] Minimum [Member]	Dec. 31, 2011 Brokered and Wholesale Deposits [Member] Maximum [Member]	Dec. 31, 2010 Brokered and Wholesale Deposits [Member] Maximum [Member]	Dec. 31, 2012 Brokered and Wholesale Deposits [Member] Customers Outside Market Area [Member]	Dec. 31, 2011 Brokered and Wholesale Deposits [Member] Customers Outside Market Area [Member]	Dec. 31, 2011 Customers Outside Market Area [Member]	Dec. 31, 2010 Customers Outside Market Area [Member]
Time Deposits (in Dollars)	$ 165,590,000					$ 13,583,000	$ 42,898,000	$ 16,081,000	$ 44,655,000
Debt Instrument, Interest Rate, Stated Percentage	0.36%	0.35%	1.85%	3.25%	3.25%

Note 7 - Deposits (Detail) - Deposit Accounts (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noninterest bearing deposits	$ 38,797	$ 34,120
Interest bearing
NOW	55,282	56,286
Money market	35,889	33,815
Savings	24,074	25,701
Time, less than $100,000	105,262	124,428
Time, $100,000 and over	60,328	41,797
Total deposits	$ 319,632	$ 316,147

Note 7 - Deposits (Detail) - Maturities of Time Deposits (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 144,190
2014	15,752
2015	232
2016	5,407
2017	9
$ 165,590

Note 8 - Short-Term Borrowings (Detail) (USD $)	Dec. 31, 2011
Pledged Financial Instruments, Not Separately Reported, Securities for Repurchase Agreements	$ 1,599,000
Pledged Assets Separately Reported, Securities Pledged for Repurchase Agreements, at Fair Value	$ 1,625,000

Note 8 - Short-Term Borrowings (Detail) - Short-term Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at end of the year	$ 5,949	$ 6,850
Average balance during year	2,819	6,364
Average interest rate during year	0.24%	0.15%
Maximum month-end balance during the year	$ 7,500	$ 9,223

Note 9 - Advances from Federal Home Loan Bank (Detail) - Advances from Federal Home Loan Bank (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 64,000,000	$ 60,000,000
February 2012 [Member]
Rate	0.0014
Balance		4,000,000
March 2012 [Member]
Rate	0.0014
Balance		4,000,000
January 2013 (Member)
Rate	0.0018
Balance	7,000,000
February 2013 (Member)
Balance	5,000,000
September 2013 [Member]
Rate	0.0475
Balance		10,000,000
June 2014 [Member]
Rate	0.0392
Balance		2,000,000
July 2015 (Member)
Rate	0.0232
Balance	10,000,000
July 2015 - 2 (Member)
Rate	0.0291
Balance	2,000,000
October 2016 [Member]
Rate	0.0425
Balance	5,000,000	5,000,000
November 2016 [Member]
Rate	0.0408
Balance	5,000,000	5,000,000
January 2017 [Member]
Rate	0.0435
Balance	5,000,000	5,000,000
January 2017 4.40% [Member]
Rate	0.044
Balance	5,000,000	5,000,000
January 2017, 4.46% [Member]
Rate	0.0446
Balance	5,000,000	5,000,000
January 2017, 4.60% [Member]
Rate	0.046
Balance	5,000,000	5,000,000
March 2018 [Member]
Rate	0.0233
Balance	5,000,000	5,000,000
April 2018 [Member]
Rate	0.0303
Balance	$ 5,000,000	$ 5,000,000

Note 9 - Advances from Federal Home Loan Bank (Detail) - Advances from Federal Home Loan Bank (Parentheticals)	Dec. 31, 2012
Variable Rate	0.36%

Note 10 - Unused Lines of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Line of Credit Facility, Remaining Borrowing Capacity	$ 10.4
Federal Home Loan Bank [Member]
Line of Credit Facility, Remaining Borrowing Capacity	36.6
Line of Credit Facility, Amount Outstanding	64
Loans Pledged as Collateral	134.3
Federal Reserve Bank of Richmond [Member]
Line of Credit Facility, Remaining Borrowing Capacity	33.7
Loans Pledged as Collateral	$ 45.5

Note 11 - Junior Subordinated Debentures (Detail) (USD $)	0 Months Ended	12 Months Ended
	Aug. 05, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2011
Floating Rate Securities (in Shares)	10,310
Auction Market Preferred Securities, Stock Series, Liquidation Value	$ 1,000
Proceeds from Issuance of Trust Preferred Securities	10,300,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust	10,300,000	10,310,000	10,310,000
Available-for-sale Securities		44,849,000	48,958,000
Trust Preferred Securities Issued				10,000,000
Preferred Stock, Dividend Rate, Percentage		0.31%
Debt Instrument, Basis Spread on Variable Rate (in Basis Points)			1.50%
Debt Instrument, Basis Spread on Variable Rate			1.50%
Trust Preferred Securities [Member]
Available-for-sale Securities			$ 310,000
Institutional Buyers [Member]
Floating Rate Securities (in Shares)	10,000
The Company [Member]
Floating Rate Securities (in Shares)	310

Note 13 - Income Taxes (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Valuation Allowance	$ 7,766,000	$ 8,812,000
Operating Loss Carryforwards	$ 8,979,000

Note 13 - Income Taxes (Detail) - Provision for Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income taxes currently payable
State	$ 137	$ 62
	137	62
Deferred tax expense (benefit)	1,046	(4,220)
Change in valuation allowance	(1,046)	8,734
		4,570
Expense	$ 137	$ 4,576

Note 13 - Income Taxes (Detail) - Deferred Tax Assets (Liabilities) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses	$ 2,774,000	$ 3,635,000
Allowance for impairment of other real estate owned	236,000	1,088,000
Net operating loss (NOL) carryforward	3,152,000	2,776,000
Unrealized loss on investment securities	568,000	568,000
Deferred revenue	207,000	131,000
Deferred compensation	533,000	461,000
Other	391,000	356,000
Total deferred tax assets	7,861,000	9,015,000
Depreciation	18,000	110,000
Prepaid expenses	77,000	93,000
Total deferred tax liabilities	95,000	203,000
Net deferred tax asset	7,766,000	8,812,000
Valuation allowance	$ (7,766,000)	$ (8,812,000)

Note 13 - Income Taxes (Detail) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Tax expense (benefit) at statutory rate	$ 1,243	$ (4,047)
Tax expense (benefit) at statutory rate	34.00%	(34.00%)
Increase (decrease) in taxes resulting from: State tax (net of federal benefit)	90	(14)
Increase (decrease) in taxes resulting from: State tax (net of federal benefit)	3.00%
Officers’ life insurance	(67)	(72)
Officers’ life insurance	(2.00%)	(1.00%)
Municipal interest	(74)	(123)
Municipal interest	(2.00%)	(1.00%)
Other tax preference items	(9)	98
Other tax preference items	(1.00%)	1.00%
Valuation allowance change	(1,046)	8,734
Valuation allowance change	(28.00%)	73.00%
Tax expense	$ 137	$ 4,576
Tax expense	4.00%	38.00%

Note 14 - Related Party Transactions (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Directors and Executive Officers [Member]	Dec. 31, 2010 Directors and Executive Officers [Member]
Deposits	$ 319,632,000	$ 316,147,000	$ 710,000	$ 500,000

Note 14 - Related Party Transactions (Detail) - Loan Transactions With Related Parties (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of year	$ 1,050	$ 2,147
Balance, end of year	1,380	1,050
New loans	736	11
Departure of related party		(543)
Repayments	$ (406)	$ (565)

Note 15 - Financial Instruments With Off-Balance Sheet Risk (Detail) - Exposure to Credit Loss (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit	$ 21,440	$ 18,340
Standby letters of credit	$ 671	$ 333

Note 16 - Employee Benefit Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan Employer Discretionary Amount	3.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 107,000	$ 134,000
Deferred Compensation Arrangement with Individual, Compensation Expense	192,000	175,000
Deferred Compensation Liability, Current and Noncurrent	$ 1,428,000	$ 1,236,000
Matched at 50% [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	2.00%
First Three Percent of Employee's Wages [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	100.00%
Matched at 100% [Member]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	3.00%
Four to Five Percent of Employee's Wages [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%

Note 17 - Employee Stock Purchase Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Purchase Price, Percent of Closing Quoted Market Price	85.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans	41,359	52,348
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Excluding Stock Options (in Dollars)	$ 54,000	$ 125,000

Note 19 - Regulatory Matters (Detail) - Capital Ratios and the Regulatory Minimum Requirements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
The Company [Member]
Total capital (to risk-weighted assets) amount (in Dollars)	$ 49,885		$ 46,339
Total capital (to risk-weighted assets) ratio	15.25%		14.18%
Total capital (to risk-weighted assets) amount required for capital adequacy purposes (in Dollars)	26,163		26,149
Total capital (to risk-weighted assets) ratio required for capital adequacy purposes	8.00%		8.00%
Tier 1 capital (to risk-weighted assets) amount (in Dollars)	45,745		42,172
Tier 1 capital (to risk-weighted assets) ratio	13.99%		12.90%
Tier 1 capital (to risk-weighted assets) amount required for capital adequacy purposes (in Dollars)	13,081		13,074
Tier 1 capital (to risk-weighted assets) ratio required for capital adequacy purposes	4.00%	[1]	4.00%	[1]
Tier 1 capital (to average assets) amount (in Dollars)	45,745		42,172
Tier 1 capital (to average assets) ratio	10.47%		9.73%
Tier 1 capital (to average assets) amount required for capital adequacy purposes (in Dollars)	17,474		17,342
Tier 1 capital (to average assets) ratio required for capital adequacy purposes	4.00%	[1]	4.00%	[1]
The Bank [Member]
Total capital (to risk-weighted assets) amount (in Dollars)	46,897		42,766
Total capital (to risk-weighted assets) ratio	14.43%		13.18%
Total capital (to risk-weighted assets) amount required for capital adequacy purposes (in Dollars)	26,008		25,962
Total capital (to risk-weighted assets) ratio required for capital adequacy purposes	8.00%		8.00%
Total capital (to risk-weighted assets) amount required to be well-capitalized under prompt corrective action provisions (in Dollars)	32,510		32,453
Total capital (to risk-weighted assets) ratio required to be well-capitalized under prompt corrective action provisions	10.00%		10.00%
Tier 1 capital (to risk-weighted assets) amount (in Dollars)	42,781		38,620
Tier 1 capital (to risk-weighted assets) ratio	13.16%		11.90%
Tier 1 capital (to risk-weighted assets) amount required for capital adequacy purposes (in Dollars)	13,004		12,981
Tier 1 capital (to risk-weighted assets) ratio required for capital adequacy purposes	4.00%		4.00%
Tier 1 capital (to risk-weighted assets) amount required to be well-capitalized under prompt corrective action provisions (in Dollars)	19,506		19,472
Tier 1 capital (to risk-weighted assets) ratio required to be well-capitalized under prompt corrective action provisions	6.00%		6.00%
Tier 1 capital (to average assets) amount (in Dollars)	42,781		38,620
Tier 1 capital (to average assets) ratio	9.94%		8.91%
Tier 1 capital (to average assets) amount required for capital adequacy purposes (in Dollars)	17,224		17,344
Tier 1 capital (to average assets) ratio required for capital adequacy purposes	4.00%		4.00%
Tier 1 capital (to average assets) amount required to be well-capitalized under prompt corrective action provisions (in Dollars)	$ 21,530		$ 21,680
Tier 1 capital (to average assets) ratio required to be well-capitalized under prompt corrective action provisions	5.00%		5.00%

[1]	Minimum requirements for bank holding companies. Bank holding companies with higher levels of risks, or that are experiencing or anticipating significant growth, are also expected to maintain capital well above the minimums.

Note 20 - Estimated Fair Value of Financial Instruments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Threshold for Impairment Evaluation	$ 250,000
Financing Receivable, Individually Evaluated for Impairment	8,900,000	[1]	19,569,000	[1]
	500,000
Impaired Financing Receivable, Related Allowance	577,000		1,946,000
Provision for Loan Losses Expensed	880,000		10,023,000
Other Real Estate	3,150,000		449,000
Real Estate, Gross			1,142,000
Real Estate Owned, Valuation Allowance	3,200,000		693,000
Asset Impairment Charges	303,000		485,000
Other Real Estate - Outstanding Balance	6,350,000
Real Estate Owned, Valuation Allowance, Amounts Applied			2,443,000
Impairment of Real Estate	303,000		3,249,000
Impaired Loan [Member]
Financing Receivable, Individually Evaluated for Impairment	2,000,000
Fair Value of Collateral [Member]
Financing Receivable, Individually Evaluated for Impairment	6,202,000		14,676,000
Impaired Financing Receivable, Related Allowance	577,000		1,454,000
Provision for Loan Losses Expensed	517,000		1,311,000
Construction and Land Development [Member]
Provision for Loan Losses Expensed	95,000		8,000
Impairment of Real Estate			1,338,000
Residential 1-4 Family [Member]
Provision for Loan Losses Expensed	363,000		463,000
Impairment of Real Estate			131,000
Real Estate Commercial [Member]
Provision for Loan Losses Expensed	21,000		718,000
Impairment of Real Estate			598,000
Commercial and Industrial [Member]
Provision for Loan Losses Expensed	38,000
Multifamily [Member]
Provision for Loan Losses Expensed			122,000
Impairment of Real Estate			$ 376,000

[1]	Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.

Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage backed
Municipals	$ 5,419	$ 7,605
Other available-for-sale securities	1,479	1,576
Total assets at fair value	44,849	48,958
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Mortgage backed
Mortgage backed	37,951	38,232
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Mortgage backed
Mortgage backed	37,951	38,232
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Mortgage backed
Mortgage backed		1,545
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Mortgage backed
Mortgage backed		1,545
Fair Value, Inputs, Level 2 [Member]
Mortgage backed
Municipals	5,419	7,605
Other available-for-sale securities	78	86
Total assets at fair value	43,448	47,468
Fair Value, Inputs, Level 3 [Member]
Mortgage backed
Other available-for-sale securities	1,401	1,490
Total assets at fair value	$ 1,401	$ 1,490

Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Recurring Level 3 Financial Instruments (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Beginning of Year Balance	$ 1,195,000	$ 1,490,000	$ 1,195,000
Discount Accretion		7,000	9,000
Other-than-temporary impairment on available for sale securities	(176,000)		(176,000)
Unrealized Gain (Loss)		(96,000)	462,000
Ending Balance		$ 1,401,000	$ 1,490,000

Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Quantitive Information about Level 3 Fair Value Measurements (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Discount Rate [Member]
Fair Value (in Dollars)	$ 901
Valuation Technique	Discounted cash flows
Unobservable Input	Discount rate (approximately)
Rates	15.00%
Weighted Default Probability For Deferring Issuers [Member]
Unobservable Input	Weighted default probability for deferring issuers (approximately)
Rates	60.00%
Recovery Rate on Deferring Issuers [Member] | Minimum [Member]
Rates	10.00%
Recovery Rate on Deferring Issuers [Member] | Maximum [Member]
Rates	15.00%
Recovery Rate on Deferring Issuers [Member]
Unobservable Input	Recovery rate on deferring issuers
Default Probability for Current Issuers [Member] | Minimum [Member]
Rates	0.33%
Default Probability for Current Issuers [Member] | Maximum [Member]
Rates	7.50%
Default Probability for Current Issuers [Member]
Unobservable Input	Default probability for current issuers

Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Changes in Unrealized Gains and Losses for Level 3 Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other than temporary impairment recorded in earnings	$ (176)
Total	$ (176)

Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Assets Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Real Estate Owned [Member] | Real Estate Commercial [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	$ 100	$ 1,192
Other Real Estate Owned [Member] | Real Estate Commercial [Member]
Assets at Fair Value	100	1,192
Other Real Estate Owned [Member] | Construction and Land Development [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	349
Other Real Estate Owned [Member] | Construction and Land Development [Member]
Assets at Fair Value	349
Fair Value, Measurements, Nonrecurring [Member] | Construction and Land Development [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value		3,204
Fair Value, Measurements, Nonrecurring [Member] | Construction and Land Development [Member]
Assets at Fair Value		3,204
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	6,074	16,466
Fair Value, Measurements, Nonrecurring [Member]
Assets at Fair Value	6,074	16,466
Residential 1-4 Family Prime [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	4,697	5,677
Residential 1-4 Family Prime [Member]
Assets at Fair Value	4,697	5,677
Commercial and Industrial [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	91
Commercial and Industrial [Member]
Assets at Fair Value	91
Real Estate Commercial [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	455	3,477
Real Estate Commercial [Member]
Assets at Fair Value	455	3,477
Construction and Land Development [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value	382	1,295
Construction and Land Development [Member]
Assets at Fair Value	382	1,295
Other Real Estate Multifamily [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value		864
Other Real Estate Multifamily [Member]
Assets at Fair Value		864
Residential 1-4 Family [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value		201
Residential 1-4 Family [Member]
Assets at Fair Value		201
Multifamily [Member] | Fair Value, Inputs, Level 3 [Member]
Assets at Fair Value		556
Multifamily [Member]
Assets at Fair Value		$ 556

Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Quantitive Information about Level 3 Fair Value Measurements on Non-recurring Basis	12 Months Ended
Dec. 31, 2012
Impaired Loans
Range - Percent	30% -> 3
Range - Percent	30% -> 3
Commercial Real Estate - Appraisal Time Adjustment (Member) | Range 2 (Member)
Impaired Loans
Range - Percent	20% -1-2
Range - Percent	20% -1-2
Commercial Real Estate - Appraisal Time Adjustment (Member) | Range 3 (Member)
Impaired Loans
Range - Percent	25% -2-3
Range - Percent	25% -2-3
Commercial Real Estate - Appraisal Time Adjustment (Member) | Range 4 (Member)
Impaired Loans
Range - Percent	30% ->3
Range - Percent	30% ->3
Commercial Office Properties - Bank Owned Discount (Member) | Sales Comparison Approach (Member)
Impaired Loans
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% -20%
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% -20%
Valuation Technique	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Commercial Office Properties - Selling Costs (Member) | Sales Comparison Approach (Member)
Impaired Loans
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Commercial Office Properties - Appraisal Time Adjustment (Member) | Sales Comparison Approach (Member) | Range 1 (Member)
Impaired Loans
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - <1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - <1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Commercial Office Properties - Appraisal Time Adjustment (Member) | Range 2 (Member)
Impaired Loans
Range - Percent	20% -1-2
Range - Percent	20% -1-2
Commercial Office Properties - Appraisal Time Adjustment (Member) | Range 3 (Member)
Impaired Loans
Range - Percent	25% - 2-3
Range - Percent	25% - 2-3
Commercial Office Properties - Appraisal Time Adjustment (Member) | Range 4 (Member)
Impaired Loans
Range - Percent	30% - > 3
Range - Percent	30% - > 3
Commercial Office Properties - Capitalization Rate (Member) | Income Approach (Member)
Impaired Loans
Unobservable Inputs	Capitalization Rate
Range - Percent	8% - 12%
Valuation Techniques	Income approach
Unobservable Inputs	Capitalization Rate
Range - Percent	8% - 12%
Unobservable Inputs	Capitalization Rate
Commercial Lots - Bank Owned Discount (Member) | Sales Comparison Approach (Member)
Impaired Loans
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Range - Percent	10%- 20%
Unobservable Inputs	Bank Owned Discount
Range - Percent	10%- 20%
Valuation Technique	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Residential 1-4 Family Lots - Selling Costs (Member) | Sales Comparison Approach (Member)
Impaired Loans
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Residential 1-4 Family Homes - Appraisal Time Adjustment (Member) | Sales Comparison Approach (Member) | Range 1 (Member)
Impaired Loans
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - < 1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - < 1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Residential 1-4 Under Construction - Appraisal Time Adjustment (Member) | Sales Comparison Approach (Member) | Range 2 (Member)
Impaired Loans
Range - Percent	20% -1-2
Range - Percent	20% -1-2
Appraisal Time Adjustment (Member) | Sales Comparison Approach (Member) | Range 3 (Member)
Impaired Loans
Range - Percent	25% -2-3
Range - Percent	25% -2-3
MultiFamily Residential - Appraisal Time Adjustment (Member) | Sales Comparison Approach (Member) | Range 4 (Member)
Impaired Loans
Range - Percent	30% - >3
Range - Percent	30% - >3
Sales Comparison Approach (Member) | Range 1 (Member) | Construction and Land Development [Member]
Impaired Loans
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - <1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - <1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Sales Comparison Approach (Member) | Range 1 (Member) | Commercial Real Estate - Appraisal Time Adjustment (Member)
Impaired Loans
Unobservable Inputs	Appraisal Time Adjustment ( in years)
Range - Percent	0% -<1
Unobservable Inputs	Appraisal Time Adjustment ( in years)
Range - Percent	0% -<1
Unobservable Inputs	Appraisal Time Adjustment ( in years)
Sales Comparison Approach (Member) | Range 2 (Member) | Construction and Land Development [Member]
Impaired Loans
Range - Percent	20% - 1-2
Range - Percent	20% - 1-2
Sales Comparison Approach (Member) | Range 3 (Member) | Construction and Land Development [Member]
Impaired Loans
Range - Percent	25% - 2-3
Range - Percent	25% - 2-3
Sales Comparison Approach (Member) | Family 1-4 Residential Prime [Member]
Impaired Loans
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% - 20%
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% - 20%
Valuation Technique	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Sales Comparison Approach (Member) | Multifamily [Member]
Impaired Loans
Unobservable Inputs	Selling Costs
Range - Percent	7% - 10%
Unobservable Inputs	Selling Costs
Range - Percent	7% - 10%
Unobservable Inputs	Selling Costs
Sales Comparison Approach (Member) | Commercial Real Estate - Bank Owned Discount (Member)
Impaired Loans
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% -20%
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% -20%
Valuation Technique	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Sales Comparison Approach (Member) | Commercial Real Estate - Selling Costs (Member)
Impaired Loans
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Income Approach (Member) | Commercial Real Estate - Capitalization Rate (Member)
Impaired Loans
Unobservable Inputs	Capitalization Rate
Range - Percent	8%- 12%
Valuation Techniques	Income approach
Unobservable Inputs	Capitalization Rate
Range - Percent	8%- 12%
Unobservable Inputs	Capitalization Rate

Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Estimated Fair Values of the Company’s Financial Instruments (USD $)	Dec. 31, 2012	Dec. 31, 2011	Aug. 05, 2005
Financial assets:
Cash and cash equivalents	$ 21,984,000
Cash and cash equivalents	21,984,000	18,037,000
Available for sale investment securities	44,849,000	48,958,000
Available for sale investment securities	44,849,000	48,958,000
Federal Home Loan Bank Stock	3,518,000	3,487,000
Loans held for sale	1,789,000	995,000
Loans held for sale	1,789,000	995,000
Loans, net	319,310,000	309,048,000
Loans, net	320,772,000	308,507,000
Accrued interest receivable	1,253,000	1,329,000
Accrued interest receivable	1,253,000	1,329,000
Financial liabilities:
Deposits	319,632,000	316,147,000
Deposits	321,851,000	313,613,000
Short term borrowings	5,949,000	6,850,000
Short term borrowings	5,949,000	6,850,000
Advances from Federal Home Loan Bank	64,000,000	60,000,000
Advances from Federal Home Loan Bank	69,921,000	66,309,000
Junior subordinated debentures	10,310,000	10,310,000	10,300,000
Junior subordinated debentures	4,661,000	4,502,000
Accrued interest payable	980,000	700,000
Accrued interest payable	980,000	700,000
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	21,984,000
Financial liabilities:
Deposits	155,651,000
Accrued interest payable	22,000
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Available for sale investment securities	43,448,000
Loans held for sale	1,789,000
Accrued interest receivable	139,000
Financial liabilities:
Deposits	166,200,000
Short term borrowings	5,949,000
Advances from Federal Home Loan Bank	69,921,000
Accrued interest payable	699,000
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Available for sale investment securities	1,401,000
Loans, net	320,772,000
Accrued interest receivable	1,114,000
Financial liabilities:
Junior subordinated debentures	4,661,000
Accrued interest payable	$ 259,000

Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Estimated Fair Values of the Company’s Financial Instruments Prior Year (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Aug. 05, 2005
Financial assets:
Cash and cash equivalents		$ 18,037
Cash and cash equivalents	21,984	18,037
Available for sale investment securities	44,849	48,958
Available for sale investment securities	44,849	48,958
Federal Home Loan Bank Stock	3,518	3,487
Loans held for sale	1,789	995
Loans held for sale	1,789	995
Loans, net	319,310	309,048
Loans, net	320,772	308,507
Accrued interest receivable	1,253	1,329
Accrued interest receivable	1,253	1,329
Financial liabilities:
Deposits	319,632	316,147
Deposits	321,851	313,613
Short term borrowings	5,949	6,850
Short term borrowings	5,949	6,850
Advances from Federal Home Loan Bank	64,000	60,000
Advances from Federal Home Loan Bank	69,921	66,309
Junior subordinated debentures	10,310	10,310	10,300
Junior subordinated debentures	4,661	4,502
Accrued interest payable	980	700
Accrued interest payable	$ 980	$ 700

Note 21 - Parent Company Financial Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Fair Value Assumptions, Expected Dividend Rate	15.00%	10.00%
Holders of Record			1,548

Note 21 - Parent Company Financial Information (Detail) - Condensed Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash		$ 18,037,000
Investments available for sale	44,849,000	48,958,000
Property and equipment, net	21,653,000	21,977,000
Other assets	3,190,000	3,776,000
Total assets	438,221,000	427,522,000
LIABILITIES AND SHAREHOLDERS’ EQUITY
Shareholders’ equity	34,264,000	30,812,000	45,778,000
Total liabilities and shareholders’ equity	438,221,000	427,522,000
Parent Company [Member]
ASSETS
Cash	1,895,000	2,101,000
Investments available for sale	78,000	86,000
Investment in subsidiaries	42,420,000	38,373,000
Property and equipment, net	1,871,000	1,885,000
Other assets	78,000	73,000
Total assets	46,342,000	42,518,000
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	1,768,000	1,396,000
Junior subordinated debentures	10,310,000	10,310,000
Shareholders’ equity	34,264,000	30,812,000
Total liabilities and shareholders’ equity	$ 46,342,000	$ 42,518,000

Note 21 - Parent Company Financial Information (Detail) - Condensed Statements of Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income
Loss before income taxes	$ 3,655	$ (11,904)
Income tax expense	137	4,576
Net income (loss)	3,518	(16,480)
Parent Company [Member]
Income
Other		136
Expenses	(643)	(663)
Loss before income taxes	(643)	(527)
Income tax expense		(940)
Loss before equity in undistributed net income (loss) of subsidiaries	(643)	(1,467)
Equity in undistributed net income (loss) of subsidiaries	4,161	(15,013)
Net income (loss)	$ 3,518	$ (16,480)

Note 21 - Parent Company Financial Information (Detail) - Condensed Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]
Operating Activities
Net income (loss)	$ 3,518,000	$ (16,480,000)	$ 3,518,000	$ (16,480,000)
Adjustments to reconcile net income (loss) to net cash used by operating activities
Equity in undistributed net (income) losses of subsidiaries			(4,161,000)	15,013,000
Depreciation	864,000	948,000	16,000	19,000
Decrease in deferred taxes		4,570,000		1,130,000
Increase in other assets	584,000	2,731,000	(5,000)	(1,000)
Increase in other liabilities	423,000	(1,446,000)	372,000	186,000
Net cash used by operating activities	3,949,000	2,293,000	(260,000)	(133,000)
Investing activities
Capital contributions to subsidiaries				(221,000)
Purchase of property and equipment	(1,615,000)	(994,000)		(7,000)
Net cash used by investing activities	(6,640,000)	30,127,000		(228,000)
Financing activities
Net proceeds from issuance of stock			54,000	124,000
Net cash provided by financing activities	6,638,000	(34,445,000)	54,000	124,000
Net change in cash	3,947,000	(2,025,000)	(206,000)	(237,000)
Cash,	18,037,000		2,101,000
Cash,		$ 18,037,000	$ 1,895,000	$ 2,101,000

Note 21 - Parent Company Financial Information (Detail) - Common Stock Prices (USD $)	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Low [Member]
Closing Stock Prices	$ 3.57	$ 1.91	$ 1.27	$ 1.17	$ 1.15	$ 1.43	$ 2.42	$ 2.21
High [Member]
Closing Stock Prices	$ 5.1	$ 3.7	$ 2.26	$ 1.48	$ 1.66	$ 2.74	$ 2.88	$ 2.81